UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2006 - September 30, 2007

Item 1:	Schedule of Investments

Vanguard Tax-Managed Growth and Income Fund
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.1%)

Consumer Discretionary (9.3%)
* Comcast Corp. Class A	780,092	18,863
Time Warner, Inc.	944,637	17,344
The Walt Disney Co.	491,612	16,907
McDonald's Corp.	301,975	16,449
Home Depot, Inc.	427,752	13,876
Target Corp.	214,736	13,651
News Corp., Class A	587,244	12,913
Lowe's Cos., Inc.	374,488	10,493
* Amazon.com, Inc.	77,321	7,202
* Viacom Inc. Class B	171,928	6,700
Johnson Controls, Inc.	50,209	5,930
NIKE, Inc. Class B	97,972	5,747
CBS Corp.	171,528	5,403
Carnival Corp.	111,467	5,398
General Motors Corp.	143,516	5,267
* Starbucks Corp.	188,876	4,949
Clear Channel Communications, Inc.	126,168	4,724
* DIRECTV Group, Inc.	194,300	4,718
Best Buy Co., Inc.	102,018	4,695
* Kohl's Corp.	81,371	4,665
Hilton Hotels Corp.	98,996	4,602
* Ford Motor Co.	531,894	4,516
* Coach, Inc.	94,609	4,472
Yum! Brands, Inc.	132,060	4,468
The McGraw-Hill Cos., Inc.	86,479	4,403
Harrah's Entertainment, Inc.	47,507	4,130
Omnicom Group Inc.	83,322	4,007
Staples, Inc.	180,440	3,878
International Game Technology	85,078	3,667
J.C. Penney Co., Inc. (Holding Co.)	56,675	3,591
Macy's Inc.	109,754	3,547
Marriott International, Inc. Class A	80,876	3,516
TJX Cos., Inc.	112,568	3,272
Starwood Hotels & Resorts Worldwide, Inc.	53,108	3,226
Fortune Brands, Inc.	38,920	3,172
Harley-Davidson, Inc.	64,927	3,000
Gannett Co., Inc.	59,125	2,584
* Sears Holdings Corp.	19,372	2,464
* Bed Bath&Beyond, Inc.	68,914	2,351
Mattel, Inc.	100,116	2,349
Nordstrom, Inc.	50,036	2,346
The Gap, Inc.	125,310	2,311
* Apollo Group, Inc. Class A	36,077	2,170
Genuine Parts Co.	43,118	2,156
Newell Rubbermaid, Inc.	70,309	2,026
Eastman Kodak Co.	72,516	1,941
Limited Brands, Inc.	80,668	1,846
Tiffany&Co.	34,583	1,810
Sherwin-Williams Co.	27,534	1,809
VF Corp.	22,402	1,809
Abercrombie&Fitch Co.	22,308	1,800
Whirlpool Corp.	19,992	1,781
H&R Block, Inc.	81,598	1,728
* The Goodyear Tire&Rubber Co.	53,516	1,627
Wyndham Worldwide Corp.	45,996	1,507
Darden Restaurants Inc.	35,611	1,491
* Office Depot, Inc.	69,897	1,441
* IAC/InterActiveCorp	48,395	1,436
Harman International Industries, Inc.	16,381	1,417
* AutoZone Inc.	12,082	1,403
Black&Decker Corp.	16,586	1,382
* Interpublic Group of Cos., Inc.	117,589	1,221
Polo Ralph Lauren Corp.	15,535	1,208
The Stanley Works	20,966	1,177
Hasbro, Inc.	40,005	1,115
Family Dollar Stores, Inc.	38,176	1,014
Dow Jones&Co., Inc.	16,518	986
E.W. Scripps Co. Class A	22,761	956
Liz Claiborne, Inc.	26,238	901
D. R. Horton, Inc.	68,715	880
Leggett&Platt, Inc.	44,581	854
* Big Lots Inc.	27,752	828
Centex Corp.	30,006	797
Lennar Corp. Class A	34,969	792
Wendy's International, Inc.	21,911	765
Snap-On Inc.	14,667	727
Pulte Homes, Inc.	53,324	726
New York Times Co. Class A	36,402	719
RadioShack Corp.	33,956	702
* AutoNation, Inc.	38,049	674
OfficeMax, Inc.	18,930	649
Tribune Co.	20,942	572
Meredith Corp.	9,725	557
Brunswick Corp.	22,566	516
Jones Apparel Group, Inc.	23,640	500
KB Home	19,322	484
Dillard's Inc.	15,506	338
Circuit City Stores, Inc.	42,700	338
* Expedia, Inc.	9,032	288
* Comcast Corp. Special Class A	4,732	113
* Viacom Inc. Class A	1,900	74
CBS Corp. Class A	1,900	60
News Corp., Class B	200	5

		315,882

Consumer Staples (9.5%)
The Procter&Gamble Co.	792,351	55,734
Altria Group, Inc.	533,775	37,113
PepsiCo, Inc.	409,734	30,017
The Coca-Cola Co.	504,517	28,995
Wal-Mart Stores, Inc.	608,615	26,566
CVS/Caremark Corp.	375,039	14,863
Kraft Foods Inc.	399,308	13,780
Walgreen Co.	252,394	11,923
Anheuser-Busch Cos., Inc.	189,817	9,489
Colgate-Palmolive Co.	129,048	9,204
Kimberly-Clark Corp.	108,002	7,588
Costco Wholesale Corp.	110,902	6,806
Sysco Corp.	155,655	5,540
Archer-Daniels-Midland Co.	164,614	5,445
The Kroger Co.	178,647	5,095
General Mills, Inc.	83,555	4,847
Avon Products, Inc.	110,621	4,152
H.J. Heinz Co.	81,823	3,780
Kellogg Co.	67,273	3,767
Safeway, Inc.	111,475	3,691
ConAgra Foods, Inc.	125,757	3,286
Sara Lee Corp.	185,458	3,095
Wm. Wrigley Jr. Co.	44,494	2,858
Reynolds American Inc.	43,200	2,747
The Clorox Co.	34,858	2,126
Campbell Soup Co.	57,022	2,110
SuperValu Inc.	53,346	2,081
The Hershey Co.	43,335	2,011
UST, Inc.	40,281	1,998
Whole Foods Market, Inc.	35,756	1,751
Coca-Cola Enterprises, Inc.	72,260	1,750
Molson Coors Brewing Co. Class B	17,325	1,727
Brown-Forman Corp. Class B	22,004	1,648
The Pepsi Bottling Group, Inc.	35,586	1,323
The Estee Lauder Cos. Inc. Class A	29,637	1,258
Tyson Foods, Inc.	69,733	1,245
McCormick&Co., Inc.	32,743	1,178
* Constellation Brands, Inc. Class A	48,495	1,174
Dean Foods Co.	32,700	836
Wm. Wrigley Jr. Co. Class B	10,623	676

		325,273

Energy (11.7%)
ExxonMobil Corp.	1,408,211	130,344
Chevron Corp.	541,268	50,652
ConocoPhillips Co.	412,627	36,216
Schlumberger Ltd.	302,282	31,740
Occidental Petroleum Corp.	210,680	13,500
Marathon Oil Corp.	172,878	9,857
Valero Energy Corp.	140,360	9,429
Devon Energy Corp.	113,006	9,402
Halliburton Co.	225,428	8,656
* Transocean Inc.	73,339	8,291
Apache Corp.	83,970	7,562
Baker Hughes, Inc.	81,110	7,330
* National Oilwell Varco Inc.	45,222	6,535
Anadarko Petroleum Corp.	117,686	6,326
XTO Energy, Inc.	97,751	6,045
* Weatherford International Ltd.	85,536	5,746
Williams Cos., Inc.	152,235	5,185
Hess Corp.	70,151	4,667
EOG Resources, Inc.	62,161	4,496
Spectra Energy Corp.	160,275	3,924
Chesapeake Energy Corp.	104,116	3,671
Smith International, Inc.	50,885	3,633
Murphy Oil Corp.	47,831	3,343
Noble Corp.	68,148	3,343
Peabody Energy Corp.	67,380	3,225
El Paso Corp.	177,620	3,014
* Nabors Industries, Inc.	71,002	2,185
Sunoco, Inc.	30,688	2,172
CONSOL Energy, Inc.	46,019	2,144
ENSCO International, Inc.	37,700	2,115
BJ Services Co.	74,160	1,969
Tesoro Corp.	34,634	1,594
Rowan Cos., Inc.	27,786	1,016

		399,327

Financials (19.8%)
Citigroup, Inc.	1,261,234	58,862
Bank of America Corp.	1,125,110	56,559
American International Group, Inc.	651,104	44,047
JPMorgan Chase&Co.	859,212	39,369
Wells Fargo&Co.	847,486	30,187
Wachovia Corp.	482,597	24,202
The Goldman Sachs Group, Inc.	102,856	22,293
American Express Co.	299,772	17,797
Morgan Stanley	266,614	16,797
Merrill Lynch&Co., Inc.	218,287	15,559
Fannie Mae	246,625	14,997
U.S. Bancorp	438,476	14,264
MetLife, Inc.	188,196	13,123
Bank of New York Mellon Corp.	288,247	12,723
Prudential Financial, Inc.	116,268	11,345
Freddie Mac	164,682	9,718
The Allstate Corp.	148,182	8,475
The Travelers Cos., Inc.	167,346	8,424
Lehman Brothers Holdings, Inc.	134,596	8,309
CME Group, Inc.	13,449	7,899
Washington Mutual, Inc.	221,784	7,831
The Hartford Financial Services Group Inc.	80,540	7,454
AFLAC Inc.	123,849	7,064
Capital One Financial Corp.	105,886	7,034
State Street Corp.	98,660	6,725
SunTrust Banks, Inc.	88,399	6,689
PNC Financial Services Group	86,943	5,921
Simon Property Group, Inc. REIT	56,677	5,668
BB&T Corp.	139,848	5,648
Loews Corp.	112,464	5,438
The Chubb Corp.	99,617	5,343
Regions Financial Corp.	178,513	5,263
Franklin Resources Corp.	41,026	5,231
SLM Corp.	104,704	5,201
Charles Schwab Corp.	240,114	5,186
ACE Ltd.	83,355	5,049
Fifth Third Bancorp	135,639	4,595
Lincoln National Corp.	68,686	4,531
ProLogis REIT	65,218	4,327
The Principal Financial Group, Inc.	67,518	4,260
National City Corp.	161,574	4,054
Ameriprise Financial, Inc.	59,342	3,745
T. Rowe Price Group Inc.	66,880	3,725
Vornado Realty Trust REIT	33,922	3,709
XL Capital Ltd. Class A	46,820	3,708
Bear Stearns Co., Inc.	29,401	3,611
Progressive Corp. of Ohio	185,316	3,597
Marsh&McLennan Cos., Inc.	137,230	3,499
Genworth Financial Inc.	111,626	3,430
Archstone-Smith Trust REIT	56,699	3,410
Aon Corp.	74,059	3,319
General Growth Properties Inc. REIT	61,883	3,318
Northern Trust Corp.	48,548	3,217
KeyCorp	98,922	3,198
Boston Properties, Inc. REIT	30,003	3,117
Host Hotels&Resorts Inc. REIT	132,448	2,972
Equity Residential REIT	70,160	2,972
Marshall&Ilsley Corp.	67,608	2,959
Kimco Realty Corp. REIT	63,923	2,890
Legg Mason Inc.	33,667	2,838
Moody's Corp.	56,060	2,825
Countrywide Financial Corp.	145,859	2,773
* Discover Financial Services	120,788	2,512
Public Storage, Inc. REIT	31,653	2,490
Avalonbay Communities, Inc. REIT	20,315	2,398
Synovus Financial Corp.	82,472	2,313
Unum Group	91,120	2,230
Hudson City Bancorp, Inc.	134,800	2,073
American Capital Strategies, Ltd.	47,692	2,038
* IntercontinentalExchange Inc.	13,374	2,032
Comerica, Inc.	39,313	2,016
MBIA, Inc.	32,885	2,008
Leucadia National Corp.	41,510	2,002
Plum Creek Timber Co. Inc. REIT	44,635	1,998
M&T Bank Corp.	19,120	1,978
CIT Group Inc.	48,182	1,937
Zions Bancorp	27,733	1,904
Cincinnati Financial Corp.	43,395	1,879
Commerce Bancorp, Inc.	48,271	1,872
Developers Diversified Realty Corp. REIT	31,666	1,769
Safeco Corp.	26,820	1,642
Ambac Financial Group, Inc.	25,700	1,617
Huntington Bancshares Inc.	92,128	1,564
Sovereign Bancorp, Inc.	91,158	1,553
Torchmark Corp.	24,046	1,499
* E*TRADE Financial Corp.	107,801	1,408
* CB Richard Ellis Group, Inc.	50,021	1,393
Assurant, Inc.	24,909	1,333
Janus Capital Group Inc.	39,889	1,128
Apartment Investment&Management Co. Class A REIT	24,600	1,110
Federated Investors, Inc.	22,195	881
First Horizon National Corp.	31,580	842
MGIC Investment Corp.	20,742	670

		676,382

Health Care (11.7%)
Johnson&Johnson	733,897	48,217
Pfizer Inc.	1,758,822	42,968
Merck&Co., Inc.	551,827	28,524
Abbott Laboratories	391,557	20,995
UnitedHealth Group Inc.	335,521	16,249
Medtronic, Inc.	287,274	16,205
* Amgen, Inc.	275,293	15,573
Wyeth	340,617	15,174
Bristol-Myers Squibb Co.	501,099	14,442
Eli Lilly&Co.	250,047	14,235
Schering-Plough Corp.	410,279	12,977
* WellPoint Inc.	152,888	12,066
* Gilead Sciences, Inc.	235,360	9,619
Baxter International, Inc.	164,308	9,247
Aetna Inc.	130,248	7,069
* Celgene Corp.	97,000	6,917
* Thermo Fisher Scientific, Inc.	108,094	6,239
* Medco Health Solutions, Inc.	68,501	6,192
Cardinal Health, Inc.	92,459	5,781
* Covidien Ltd.	125,991	5,229
Becton, Dickinson&Co.	61,852	5,075
Allergan, Inc.	77,998	5,029
* Biogen Idec Inc.	73,008	4,843
* Zimmer Holdings, Inc.	59,628	4,829
* Boston Scientific Corp.	338,034	4,716
McKesson Corp.	75,105	4,415
* Genzyme Corp.	66,920	4,146
Stryker Corp.	60,027	4,127
CIGNA Corp.	72,510	3,864
* St. Jude Medical, Inc.	86,105	3,795
* Express Scripts Inc.	65,088	3,633
* Humana Inc.	42,759	2,988
* Forest Laboratories, Inc.	80,017	2,984
* Coventry Health Care Inc.	39,480	2,456
* Laboratory Corp. of America Holdings	29,600	2,316
C.R. Bard, Inc.	26,114	2,303
Quest Diagnostics, Inc.	39,854	2,302
AmerisourceBergen Corp.	45,472	2,061
* Waters Corp.	25,458	1,704
* Hospira, Inc.	39,394	1,633
Applera Corp.-Applied Biosystems Group	46,447	1,609
* Barr Pharmaceuticals Inc.	27,722	1,578
IMS Health, Inc.	49,304	1,511
* Varian Medical Systems, Inc.	32,249	1,351
* Patterson Cos.	34,940	1,349
Manor Care, Inc.	18,394	1,185
* Millipore Corp.	13,674	1,036
Mylan Inc.	62,319	995
PerkinElmer, Inc.	30,437	889
Bausch&Lomb, Inc.	13,762	881
* Watson Pharmaceuticals, Inc.	25,977	842
* King Pharmaceuticals, Inc.	61,232	718
* Tenet Healthcare Corp.	117,917	396

		397,477

Industrials (11.5%)
General Electric Co.	2,597,848	107,551
The Boeing Co.	198,623	20,853
United Technologies Corp.	251,525	20,243
United Parcel Service, Inc.	266,257	19,996
3M Co.	181,563	16,991
Caterpillar, Inc.	162,083	12,712
Honeywell International Inc.	189,514	11,270
Emerson Electric Co.	200,660	10,679
Lockheed Martin Corp.	87,914	9,538
General Dynamics Corp.	102,792	8,683
Deere&Co.	56,150	8,334
FedEx Corp.	78,297	8,202
Union Pacific Corp.	67,460	7,627
Raytheon Co.	110,755	7,068
Northrop Grumman Corp.	87,036	6,789
Illinois Tool Works, Inc.	106,332	6,342
Burlington Northern Santa Fe Corp.	76,064	6,174
Tyco International, Ltd.	126,091	5,591
PACCAR, Inc.	63,033	5,374
Norfolk Southern Corp.	99,824	5,182
Precision Castparts Corp.	34,983	5,177
Danaher Corp.	62,500	5,169
Waste Management, Inc.	131,530	4,964
CSX Corp.	111,246	4,754
Ingersoll-Rand Co.	72,567	3,953
Textron, Inc.	63,208	3,932
Eaton Corp.	36,901	3,655
Cummins Inc.	26,242	3,356
Parker Hannifin Corp.	29,547	3,304
L-3 Communications Holdings, Inc.	31,977	3,266
Fluor Corp.	22,254	3,204
ITT Industries, Inc.	45,802	3,111
Rockwell Collins, Inc.	42,192	3,082
Southwest Airlines Co.	189,286	2,801
Rockwell Automation, Inc.	38,633	2,685
Dover Corp.	51,606	2,629
Pitney Bowes, Inc.	55,501	2,521
C.H. Robinson Worldwide Inc.	43,822	2,379
Cooper Industries, Inc. Class A	46,166	2,359
* Terex Corp.	26,094	2,323
Masco Corp.	95,019	2,202
Goodrich Corp.	31,648	2,159
R.R. Donnelley&Sons Co.	56,408	2,062
W.W. Grainger, Inc.	17,983	1,640
American Standard Cos., Inc.	45,979	1,638
Avery Dennison Corp.	26,987	1,539
Equifax, Inc.	36,787	1,402
Cintas Corp.	34,002	1,261
Robert Half International, Inc.	41,801	1,248
Pall Corp.	30,895	1,202
* Monster Worldwide Inc.	33,582	1,144
* Allied Waste Industries, Inc.	73,118	932
Ryder System, Inc.	15,404	755
* Raytheon Co. Warrants Exp. 6/16/11	2,287	63

		393,070

Information Technology (16.2%)
Microsoft Corp.	2,044,266	60,224
* Cisco Systems, Inc.	1,544,292	51,132
International Business Machines Corp.	344,984	40,639
Intel Corp.	1,480,655	38,290
* Apple Inc.	220,489	33,854
* Google Inc.	58,563	33,221
Hewlett-Packard Co.	653,714	32,548
* Oracle Corp.	998,285	21,613
QUALCOMM Inc.	424,112	17,923
* Dell Inc.	575,498	15,884
Texas Instruments, Inc.	362,352	13,258
* eBay Inc.	289,000	11,277
* EMC Corp.	531,801	11,061
Motorola, Inc.	586,309	10,864
Corning, Inc.	398,883	9,832
* Yahoo! Inc.	341,300	9,160
Applied Materials, Inc.	349,455	7,234
* Adobe Systems, Inc.	149,290	6,518
Automatic Data Processing, Inc.	134,503	6,178
* Sun Microsystems, Inc.	899,631	5,047
* NVIDIA Corp.	139,081	5,040
* Juniper Networks, Inc.	130,389	4,774
Tyco Electronics Ltd.	126,091	4,467
* Symantec Corp.	228,055	4,420
* Electronic Arts Inc.	78,655	4,404
* Broadcom Corp.	118,945	4,334
* Xerox Corp.	237,286	4,115
Western Union Co.	194,922	4,088
* Agilent Technologies, Inc.	97,847	3,609
Paychex, Inc.	85,775	3,517
* MEMC Electronic Materials, Inc.	57,104	3,361
* SanDisk Corp.	57,485	3,167
* Cognizant Technology Solutions Corp.	36,755	2,932
* Autodesk, Inc.	58,333	2,915
Analog Devices, Inc.	78,817	2,850
Electronic Data Systems Corp.	128,248	2,801
KLA-Tencor Corp.	49,059	2,737
* Intuit, Inc.	86,344	2,616
CA, Inc.	98,435	2,532
* Computer Sciences Corp.	44,114	2,466
* Network Appliance, Inc.	90,118	2,425
* NCR Corp.	45,479	2,265
* Fiserv, Inc.	42,491	2,161
Altera Corp.	89,591	2,157
* Micron Technology, Inc.	190,609	2,116
* VeriSign, Inc.	61,931	2,090
Microchip Technology, Inc.	55,139	2,003
* Avaya Inc.	115,820	1,964
Xilinx, Inc.	75,086	1,963
Linear Technology Corp.	55,797	1,952
Fidelity National Information Services, Inc.	43,093	1,912
* Citrix Systems, Inc.	45,600	1,839
* Advanced Micro Devices, Inc.	138,445	1,827
National Semiconductor Corp.	60,716	1,647
* BMC Software, Inc.	51,385	1,605
* LSI Corp.	179,752	1,334
* Affiliated Computer Services, Inc. Class A	24,900	1,251
Jabil Circuit, Inc.	52,620	1,202
* Akamai Technologies, Inc.	41,673	1,197
* Tellabs, Inc.	109,815	1,045
* Lexmark International, Inc.	23,808	989
Molex, Inc.	35,822	965
* Solectron Corp.	231,747	904
* Novellus Systems, Inc.	31,748	865
* Ciena Corp.	21,465	817
* JDS Uniphase Corp.	53,391	799
* Novell, Inc.	87,381	668
* Teradyne, Inc.	47,500	655
* Compuware Corp.	75,376	605
* Convergys Corp.	34,200	594
* Unisys Corp.	87,747	581
Tektronix, Inc.	19,056	529
* QLogic Corp.	36,880	496

		552,324

Materials (3.2%)
Monsanto Co.	138,212	11,850
E.I. du Pont de Nemours&Co.	233,431	11,569
Dow Chemical Co.	240,409	10,352
Freeport-McMoRan Copper&Gold, Inc. Class B	96,715	10,144
Alcoa Inc.	223,996	8,763
Praxair, Inc.	81,184	6,800
Air Products&Chemicals, Inc.	54,862	5,363
Newmont Mining Corp. (Holding Co.)	114,448	5,119
Nucor Corp.	72,840	4,332
Weyerhaeuser Co.	54,528	3,942
International Paper Co.	109,663	3,934
United States Steel Corp.	29,960	3,174
PPG Industries, Inc.	41,404	3,128
Allegheny Technologies Inc.	26,000	2,859
Vulcan Materials Co.	24,260	2,163
Ecolab, Inc.	44,260	2,089
Rohm&Haas Co.	34,757	1,935
Sigma-Aldrich Corp.	33,220	1,619
Eastman Chemical Co.	21,162	1,412
Temple-Inland Inc.	26,576	1,399
Ball Corp.	25,687	1,381
MeadWestvaco Corp.	46,299	1,367
International Flavors&Fragrances, Inc.	22,634	1,196
Sealed Air Corp.	40,592	1,038
* Pactiv Corp.	33,077	948
Ashland, Inc.	14,027	845
Bemis Co., Inc.	26,450	770
Hercules, Inc.	29,417	618

		110,109

Telecommunication Services (3.8%)
AT&T Inc.	1,548,524	65,518
Verizon Communications Inc.	735,941	32,587
Sprint Nextel Corp.	721,008	13,699
Alltel Corp.	88,800	6,188
* Qwest Communications International Inc.	404,799	3,708
Embarq Corp.	38,685	2,151
Windstream Corp.	120,438	1,701
CenturyTel, Inc.	28,453	1,315
Citizens Communications Co.	85,859	1,229

		128,096

Utilities (3.4%)
Exelon Corp.	170,807	12,872
TXU Corp.	116,860	8,001
Southern Co.	191,708	6,955
FPL Group, Inc.	103,095	6,276
Dominion Resources, Inc.	73,714	6,214
Duke Energy Corp.	319,250	5,967
Public Service Enterprise Group, Inc.	64,495	5,675
Entergy Corp.	49,745	5,387
FirstEnergy Corp.	77,310	4,897
American Electric Power Co., Inc.	101,298	4,668
Edison International	82,679	4,585
PPL Corp.	97,019	4,492
PG&E Corp.	89,598	4,283
Constellation Energy Group, Inc.	45,576	3,910
Sempra Energy	67,002	3,894
* AES Corp.	168,535	3,377
Consolidated Edison Inc.	68,782	3,185
Progress Energy, Inc.	65,590	3,073
Ameren Corp.	52,661	2,765
Xcel Energy, Inc.	106,374	2,291
Questar Corp.	43,568	2,289
* Allegheny Energy, Inc.	41,800	2,184
DTE Energy Co.	44,479	2,155
NiSource, Inc.	68,743	1,316
CenterPoint Energy Inc.	81,107	1,300
* Dynegy, Inc.	125,602	1,161
Pinnacle West Capital Corp.	25,340	1,001
Integrys Energy Group, Inc.	19,053	976
CMS Energy Corp.	56,381	948
TECO Energy, Inc.	52,810	868
Nicor Inc.	11,380	488

		117,453

Total Common Stocks
(Cost $2,028,932)		3,415,393

Temporary Cash Investment (0.0%)

1 Vanguard Market Liquidity Fund, 5.153%
(Cost $97)	96,708	97

Total Investments (100.1%)
(Cost $2,029,029)		3,415,490

Other Assets and Liabilities—Net (-0.1%)		(1,834)

Net Assets (100%)		3,413,656

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity are valued at that fund's net asset value.

At September 30, 2007, the cost of investment securities for tax purposes was $2,029,029,000. Net unrealized appreciation of investment securities for tax purposes was $1,386,461,000, consisting of unrealized gains of $1,420,173,000 on securities that had risen in value since their purchase and $33,712,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Capital Appreciation Fund
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (10.3%)
The Walt Disney Co.	630,536	21,684
Time Warner, Inc.	1,151,647	21,144
McDonald's Corp.	369,860	20,146
* Comcast Corp. Class A	752,993	18,207
Target Corp.	267,800	17,024
News Corp., Class A	760,700	16,728
Home Depot, Inc.	480,000	15,571
Lowe's Cos., Inc.	496,400	13,909
Johnson Controls, Inc.	79,200	9,354
* Amazon.com, Inc.	84,900	7,908
Yum! Brands, Inc.	229,560	7,766
Hilton Hotels Corp.	164,850	7,664
NIKE, Inc. Class B	127,200	7,462
* Coach, Inc.	156,900	7,417
* Starbucks Corp.	265,252	6,950
CBS Corp.	214,484	6,756
Best Buy Co., Inc.	143,950	6,625
* Viacom Inc. Class B	164,484	6,410
Harrah's Entertainment, Inc.	73,410	6,382
Marriott International, Inc. Class A	144,300	6,273
The McGraw-Hill Cos., Inc.	122,900	6,257
* DIRECTV Group, Inc.	257,302	6,247
* Kohl's Corp.	103,500	5,934
International Game Technology	129,600	5,586
* MGM Mirage, Inc.	60,564	5,417
Starwood Hotels&Resorts Worldwide, Inc.	88,624	5,384
Clear Channel Communications, Inc.	140,636	5,265
Harley-Davidson, Inc.	107,000	4,944
* Liberty Media Corp.-Capital Series A	39,531	4,935
The Gap, Inc.	246,487	4,545
Macy's Inc.	140,200	4,531
Virgin Media Inc.	168,240	4,083
Abercrombie&Fitch Co.	50,500	4,075
Darden Restaurants Inc.	97,150	4,067
* Bed Bath&Beyond, Inc.	118,717	4,051
* Liberty Media Corp.-Interactive Series A	210,189	4,038
BorgWarner, Inc.	44,000	4,027
Mattel, Inc.	168,032	3,942
* AutoZone Inc.	33,300	3,867
Harman International Industries, Inc.	44,300	3,833
Polo Ralph Lauren Corp.	46,800	3,639
PetSmart, Inc.	110,800	3,535
Black&Decker Corp.	42,400	3,532
Advance Auto Parts, Inc.	100,400	3,369
* Cablevision Systems NY Group Class A	95,544	3,338
* Apollo Group, Inc. Class A	52,984	3,187
* Sears Holdings Corp.	24,905	3,168
* O'Reilly Automotive, Inc.	93,848	3,135
Centex Corp.	116,400	3,093
* CarMax, Inc.	148,046	3,010
Thor Industries, Inc.	66,400	2,987
* Liberty Global, Inc. Series C	75,207	2,907
John Wiley&Sons Class A	63,800	2,867
* Mohawk Industries, Inc.	34,700	2,821
Brinker International, Inc.	102,750	2,819
Hasbro, Inc.	100,600	2,805
* Liberty Global, Inc. Class A	67,398	2,765
Lamar Advertising Co. Class A	56,186	2,751
* Dollar Tree Stores, Inc.	67,734	2,746
* Office Depot, Inc.	129,800	2,676
E.W. Scripps Co. Class A	62,170	2,611
Weight Watchers International, Inc.	45,200	2,602
Liz Claiborne, Inc.	74,100	2,544
Gentex Corp.	116,252	2,492
* Discovery Holding Co. Class A	86,075	2,483
Dillard's Inc.	112,100	2,447
Omnicom Group Inc.	50,600	2,433
* AutoNation, Inc.	130,380	2,310
Williams-Sonoma, Inc.	69,100	2,254
Wyndham Worldwide Corp.	66,385	2,175
* Sirius Satellite Radio, Inc.	591,100	2,063
Staples, Inc.	94,495	2,031
Barnes&Noble, Inc.	57,300	2,020
Saks Inc.	116,900	2,005
American Eagle Outfitters, Inc.	75,991	1,999
* NVR, Inc.	3,980	1,872
Hearst-Argyle Television Inc.	70,100	1,820
Washington Post Co. Class B	2,260	1,814
Harte-Hanks, Inc.	88,400	1,740
* Career Education Corp.	60,400	1,691
International Speedway Corp.	36,764	1,686
Jones Apparel Group, Inc.	77,600	1,640
D. R. Horton, Inc.	126,366	1,619
Foot Locker, Inc.	103,900	1,593
* The Cheesecake Factory Inc.	66,900	1,570
WABCO Holdings Inc.	33,200	1,552
Nordstrom, Inc.	32,300	1,515
* IAC/InterActiveCorp	49,030	1,455
* Chico's FAS, Inc.	100,200	1,408
* R.H. Donnelley Corp.	24,975	1,399
Pulte Homes, Inc.	100,800	1,372
* Toll Brothers, Inc.	64,600	1,291
Brunswick Corp.	56,400	1,289
* TRW Automotive Holdings Corp.	40,300	1,277
Lennar Corp. Class A	54,600	1,237
RadioShack Corp.	58,000	1,198
* Expedia, Inc.	37,225	1,187
Idearc Inc.	33,207	1,045
Circuit City Stores, Inc.	129,200	1,022
* Ford Motor Co.	106,000	900
Limited Brands, Inc.	36,609	838
Ryland Group, Inc.	37,500	804
Wynn Resorts Ltd.	2,000	315
* Comcast Corp. Special Class A	12,397	297
* Viacom Inc. Class A	6,844	267
CBS Corp. Class A	6,844	216
Lennar Corp. Class B	8,300	176
* Hanesbrands Inc.	5,575	156

		461,288

Consumer Staples (8.9%)
The Procter&Gamble Co.	932,277	65,576
Altria Group, Inc.	529,900	36,844
PepsiCo, Inc.	496,000	36,337
The Coca-Cola Co.	545,300	31,338
Wal-Mart Stores, Inc.	696,528	30,403
CVS/Caremark Corp.	492,354	19,512
Walgreen Co.	307,300	14,517
Kraft Foods Inc.	366,703	12,655
Costco Wholesale Corp.	156,100	9,580
Archer-Daniels-Midland Co.	258,073	8,537
The Kroger Co.	277,400	7,911
Colgate-Palmolive Co.	84,800	6,048
Anheuser-Busch Cos., Inc.	120,600	6,029
Sysco Corp.	163,300	5,812
Wm. Wrigley Jr. Co.	88,900	5,710
Safeway, Inc.	170,462	5,644
Kimberly-Clark Corp.	70,296	4,939
Coca-Cola Enterprises, Inc.	192,300	4,657
Campbell Soup Co.	124,800	4,618
* Energizer Holdings, Inc.	39,028	4,326
Molson Coors Brewing Co. Class B	43,100	4,296
The Clorox Co.	69,120	4,216
The Hershey Co.	88,500	4,107
The Pepsi Bottling Group, Inc.	108,812	4,045
Brown-Forman Corp. Class B	51,317	3,844
* Hansen Natural Corp.	66,800	3,786
* Constellation Brands, Inc. Class A	154,500	3,740
The Estee Lauder Cos. Inc. Class A	87,000	3,694
Corn Products International, Inc.	78,300	3,592
* Smithfield Foods, Inc.	111,900	3,525
Tyson Foods, Inc.	197,145	3,519
McCormick&Co., Inc.	96,400	3,467
Dean Foods Co.	131,700	3,369
Church&Dwight, Inc.	70,600	3,321
PepsiAmericas, Inc.	99,900	3,241
Whole Foods Market, Inc.	65,740	3,219
Hormel Foods Corp.	82,900	2,966
Alberto-Culver Co.	116,463	2,887
Kellogg Co.	48,000	2,688
Del Monte Foods Co.	247,800	2,602
* Rite Aid Corp.	417,400	1,928
Wm. Wrigley Jr. Co. Class B	20,325	1,293
General Mills, Inc.	22,200	1,288
Sara Lee Corp.	44,600	744
Avon Products, Inc.	18,200	683
* Bare Escentuals, Inc.	19,504	485
ConAgra Foods, Inc.	11,200	293
Reynolds American Inc.	106	7

		397,838

Energy (11.4%)
ExxonMobil Corp.	1,612,934	149,293
Chevron Corp.	569,738	53,316
ConocoPhillips Co.	399,330	35,049
Schlumberger Ltd.	275,500	28,927
Devon Energy Corp.	155,722	12,956
Valero Energy Corp.	184,480	12,393
* Transocean Inc.	103,700	11,723
Baker Hughes, Inc.	120,680	10,906
Apache Corp.	115,462	10,398
* National Oilwell Varco Inc.	70,723	10,219
* Weatherford International Ltd.	139,600	9,378
Anadarko Petroleum Corp.	171,416	9,214
XTO Energy, Inc.	146,033	9,031
Occidental Petroleum Corp.	132,600	8,497
Williams Cos., Inc.	247,700	8,437
EOG Resources, Inc.	101,300	7,327
Hess Corp.	109,800	7,305
Smith International, Inc.	93,800	6,697
Noble Energy, Inc.	87,600	6,135
Noble Corp.	123,800	6,072
Peabody Energy Corp.	117,600	5,630
* Cameron International Corp.	59,500	5,491
Halliburton Co.	138,200	5,307
Marathon Oil Corp.	92,600	5,280
* FMC Technologies Inc.	82,750	4,771
ENSCO International, Inc.	85,000	4,768
* Grant Prideco, Inc.	78,800	4,296
Range Resources Corp.	105,400	4,286
* Newfield Exploration Co.	86,900	4,185
BJ Services Co.	147,100	3,905
* Pride International, Inc.	106,400	3,889
Frontier Oil Corp.	91,307	3,802
Diamond Offshore Drilling, Inc.	31,700	3,591
Pioneer Natural Resources Co.	78,800	3,544
Cabot Oil&Gas Corp.	95,800	3,368
Cimarex Energy Co.	90,300	3,364
* Plains Exploration&Production Co.	71,900	3,179
St. Mary Land&Exploration Co.	82,800	2,953
Rowan Cos., Inc.	80,600	2,948
Pogo Producing Co.	53,800	2,857
* Forest Oil Corp.	63,400	2,729
Patterson-UTI Energy, Inc.	108,000	2,438
Arch Coal, Inc.	66,500	2,244
W&T Offshore, Inc.	81,100	1,977
Spectra Energy Corp.	77,296	1,892
* Nabors Industries, Inc.	34,300	1,055
Chesapeake Energy Corp.	25,200	889
Foundation Coal Holdings, Inc.	6,800	267
Tesoro Corp.	4,800	221

		508,399

Financials (18.8%)
Citigroup, Inc.	1,337,344	62,414
Bank of America Corp.	1,205,631	60,607
American International Group, Inc.	681,931	46,133
JPMorgan Chase&Co.	887,189	40,651
Wells Fargo&Co.	797,680	28,413
The Goldman Sachs Group, Inc.	121,800	26,399
Wachovia Corp.	497,991	24,974
American Express Co.	331,300	19,669
Merrill Lynch&Co., Inc.	274,000	19,531
Fannie Mae	310,000	18,851
Morgan Stanley	264,800	16,682
Prudential Financial, Inc.	157,604	15,379
U.S. Bancorp	392,700	12,775
Freddie Mac	215,700	12,728
MetLife, Inc.	170,221	11,870
Lehman Brothers Holdings, Inc.	178,138	10,996
State Street Corp.	148,678	10,134
AFLAC Inc.	173,700	9,908
Capital One Financial Corp.	147,400	9,792
CME Group, Inc.	15,210	8,934
Franklin Resources Corp.	67,100	8,555
Loews Corp.	176,600	8,539
Charles Schwab Corp.	386,900	8,357
Washington Mutual, Inc.	230,482	8,138
Bank of New York Mellon Corp.	177,800	7,848
The Principal Financial Group, Inc.	113,500	7,161
The Travelers Cos., Inc.	140,077	7,051
SLM Corp.	141,900	7,048
Progressive Corp. of Ohio	336,400	6,530
Ameriprise Financial, Inc.	99,360	6,271
Bear Stearns Co., Inc.	49,800	6,116
The Allstate Corp.	102,300	5,851
Boston Properties, Inc. REIT	51,900	5,392
Host Hotels&Resorts Inc. REIT	238,898	5,361
Moody's Corp.	105,900	5,337
ProLogis REIT	80,068	5,313
Genworth Financial Inc.	171,900	5,282
Marshall&Ilsley Corp.	119,600	5,235
T. Rowe Price Group Inc.	92,978	5,178
Hudson City Bancorp, Inc.	331,402	5,097
Kimco Realty Corp. REIT	112,300	5,077
Legg Mason Inc.	59,800	5,041
Leucadia National Corp.	104,500	5,039
Commerce Bancorp, Inc.	120,100	4,657
Countrywide Financial Corp.	243,898	4,636
The Hartford Financial Services Group Inc.	49,200	4,553
Plum Creek Timber Co. Inc. REIT	100,900	4,516
Public Storage, Inc. REIT	56,800	4,467
M&T Bank Corp.	42,600	4,407
Avalonbay Communities, Inc. REIT	37,200	4,392
Assurant, Inc.	78,300	4,189
Zions Bancorp	58,100	3,990
Ambac Financial Group, Inc.	63,350	3,985
Torchmark Corp.	63,900	3,982
* CB Richard Ellis Group, Inc.	142,400	3,964
* Markel Corp.	7,910	3,828
* TD Ameritrade Holding Corp.	208,400	3,797
Janus Capital Group Inc.	134,200	3,795
W.R. Berkley Corp.	125,897	3,730
Sovereign Bancorp, Inc.	217,174	3,701
Eaton Vance Corp.	92,202	3,684
AMB Property Corp. REIT	60,900	3,642
* Affiliated Managers Group, Inc.	28,300	3,609
BlackRock, Inc.	20,500	3,555
SL Green Realty Corp. REIT	30,400	3,550
* Arch Capital Group Ltd.	47,300	3,520
Forest City Enterprise Class A	63,100	3,481
MBIA, Inc.	57,000	3,480
* Conseco, Inc.	217,095	3,474
Radian Group, Inc.	148,677	3,461
Jones Lang LaSalle Inc.	33,200	3,412
* Philadelphia Consolidated Holding Corp.	80,300	3,320
Unum Group	135,400	3,313
The PMI Group Inc.	99,600	3,257
SEI Investments Co.	117,270	3,199
The Hanover Insurance Group Inc.	71,800	3,173
Brown&Brown, Inc.	118,500	3,117
Transatlantic Holdings, Inc.	44,114	3,103
Apartment Investment&Management Co. Class A REIT	68,200	3,078
* Alleghany Corp.	7,492	3,042
* E*TRADE Financial Corp.	232,132	3,032
* TFS Financial Corp.	230,200	2,979
Raymond James Financial, Inc.	89,650	2,945
East West Bancorp, Inc.	81,720	2,939
PNC Financial Services Group	42,995	2,928
StanCorp Financial Group, Inc.	59,000	2,921
City National Corp.	42,000	2,919
Commerce Bancshares, Inc.	63,540	2,916
Reinsurance Group of America, Inc.	50,300	2,856
* Discover Financial Services	132,400	2,754
Camden Property Trust REIT	42,400	2,724
Federated Investors, Inc.	68,250	2,710
HCC Insurance Holdings, Inc.	93,800	2,686
Colonial BancGroup, Inc.	123,300	2,666
Cullen/Frost Bankers, Inc.	52,600	2,636
BOK Financial Corp.	51,171	2,631
Webster Financial Corp.	62,400	2,628
First Citizens BancShares Class A	14,954	2,608
Douglas Emmett, Inc. REIT	105,073	2,598
UnionBanCal Corp.	43,800	2,558
SunTrust Banks, Inc.	33,800	2,558
Wesco Financial Corp.	6,300	2,507
CNA Financial Corp.	63,000	2,477
A.G. Edwards, Inc.	28,841	2,415
People's United Financial Inc.	139,114	2,404
The St. Joe Co.	67,700	2,275
The First Marblehead Corp.	55,450	2,103
MGIC Investment Corp.	64,800	2,094
* AmeriCredit Corp.	118,900	2,090
BB&T Corp.	46,300	1,870
CapitalSource Inc. REIT	90,638	1,835
New York Community Bancorp, Inc.	86,400	1,646
Regions Financial Corp.	49,934	1,472
IndyMac Bancorp, Inc.	56,000	1,322
BRE Properties Inc. Class A REIT	21,500	1,202
Bank of Hawaii Corp.	20,100	1,062
Simon Property Group, Inc. REIT	10,561	1,056
National City Corp.	39,040	980
Synovus Financial Corp.	32,256	905
NYSE Euronext	9,700	768
Taubman Co. REIT	11,300	619
The Chubb Corp.	10,400	558
American Financial Group, Inc.	19,500	556
White Mountains Insurance Group Inc.	900	468
Northern Trust Corp.	6,350	421
Fifth Third Bancorp	12,300	417
Wilmington Trust Corp.	3,100	121
Essex Property Trust, Inc. REIT	300	35
First Horizon National Corp.	300	8

		843,594

Health Care (11.9%)
Johnson&Johnson	841,498	55,286
Pfizer Inc.	1,900,760	46,436
Merck&Co., Inc.	513,300	26,532
* Amgen, Inc.	361,975	20,477
Medtronic, Inc.	330,400	18,638
Wyeth	416,700	18,564
UnitedHealth Group Inc.	367,662	17,806
Abbott Laboratories	323,400	17,341
* WellPoint Inc.	200,516	15,825
Schering-Plough Corp.	492,700	15,584
* Gilead Sciences, Inc.	324,600	13,266
* Genentech, Inc.	168,300	13,131
Aetna Inc.	197,988	10,745
* Celgene Corp.	140,500	10,019
Eli Lilly&Co.	175,800	10,008
* Medco Health Solutions, Inc.	109,321	9,882
Bristol-Myers Squibb Co.	337,900	9,738
* Thermo Fisher Scientific, Inc.	165,993	9,581
Cardinal Health, Inc.	145,512	9,099
Allergan, Inc.	128,650	8,294
* Biogen Idec Inc.	122,561	8,129
Stryker Corp.	109,200	7,509
CIGNA Corp.	129,300	6,890
Becton, Dickinson&Co.	80,600	6,613
* Zimmer Holdings, Inc.	81,170	6,574
* St. Jude Medical, Inc.	139,832	6,162
* Express Scripts Inc.	109,862	6,132
* Humana Inc.	84,300	5,891
* Forest Laboratories, Inc.	139,100	5,187
* Laboratory Corp. of America Holdings	66,100	5,171
* Coventry Health Care Inc.	81,025	5,041
* Genzyme Corp.	78,200	4,845
AmerisourceBergen Corp.	105,200	4,769
Quest Diagnostics, Inc.	80,200	4,633
* Waters Corp.	68,400	4,577
DENTSPLY International Inc.	109,200	4,547
Applera Corp.-Applied Biosystems Group	126,605	4,386
McKesson Corp.	73,424	4,317
IMS Health, Inc.	135,552	4,153
Baxter International, Inc.	73,441	4,133
* Henry Schein, Inc.	67,200	4,088
* Health Net Inc.	74,200	4,011
* Hospira, Inc.	91,940	3,811
* Covidien Ltd.	91,750	3,808
PerkinElmer, Inc.	124,804	3,646
Beckman Coulter, Inc.	47,600	3,511
* Millipore Corp.	46,200	3,502
Pharmaceutical Product Development, Inc.	98,803	3,502
* Barr Pharmaceuticals Inc.	58,025	3,302
* Varian Medical Systems, Inc.	72,900	3,054
* Boston Scientific Corp.	207,945	2,901
* Patterson Cos.	73,530	2,839
* Endo Pharmaceuticals Holdings, Inc.	86,000	2,667
C.R. Bard, Inc.	29,300	2,584
* Watson Pharmaceuticals, Inc.	78,500	2,543
Universal Health Services Class B	45,300	2,465
* Lincare Holdings, Inc.	66,500	2,437
Mylan Inc.	149,837	2,391
* Kinetic Concepts, Inc.	31,000	1,745
* Sepracor Inc.	58,700	1,614
Cooper Cos., Inc.	28,600	1,499
Omnicare, Inc.	40,900	1,355
* King Pharmaceuticals, Inc.	89,119	1,044
* Abraxis Bioscience, Inc.	44,198	1,009
Health Management Associates Class A	135,368	939
* DaVita, Inc.	4,000	253

		532,431

Industrials (11.9%)
General Electric Co.	2,876,334	119,080
The Boeing Co.	236,770	24,858
United Technologies Corp.	296,600	23,870
3M Co.	154,200	14,430
Caterpillar, Inc.	171,100	13,419
Lockheed Martin Corp.	116,800	12,672
General Dynamics Corp.	141,600	11,961
FedEx Corp.	110,700	11,596
United Parcel Service, Inc.	147,300	11,062
Illinois Tool Works, Inc.	175,200	10,449
Precision Castparts Corp.	58,600	8,672
PACCAR, Inc.	99,407	8,474
Danaher Corp.	102,000	8,436
Norfolk Southern Corp.	155,200	8,056
Waste Management, Inc.	204,297	7,710
Emerson Electric Co.	142,400	7,579
CSX Corp.	176,200	7,529
Union Pacific Corp.	61,957	7,005
Cummins Inc.	51,400	6,574
Honeywell International Inc.	110,400	6,565
Fluor Corp.	44,600	6,421
Parker Hannifin Corp.	56,800	6,352
Rockwell Collins, Inc.	85,600	6,252
L-3 Communications Holdings, Inc.	60,100	6,139
ITT Industries, Inc.	89,500	6,080
Southwest Airlines Co.	381,487	5,646
Northrop Grumman Corp.	72,268	5,637
* Foster Wheeler Ltd.	42,650	5,599
* Jacobs Engineering Group Inc.	71,000	5,366
Expeditors International of Washington, Inc.	112,361	5,315
* Terex Corp.	58,600	5,217
C.H. Robinson Worldwide Inc.	95,400	5,179
The Manitowoc Co., Inc.	101,468	4,493
* Stericycle, Inc.	75,000	4,287
The Dun&Bradstreet Corp.	43,200	4,260
Burlington Northern Santa Fe Corp.	52,198	4,237
Roper Industries Inc.	63,900	4,185
W.W. Grainger, Inc.	45,400	4,140
Republic Services, Inc. Class A	126,200	4,128
Ametek, Inc.	94,800	4,097
SPX Corp.	44,000	4,073
Tyco International, Ltd.	91,750	4,068
Joy Global Inc.	79,400	4,038
Fastenal Co.	86,600	3,932
Oshkosh Truck Corp.	63,400	3,929
Flowserve Corp.	50,300	3,832
Manpower Inc.	54,600	3,514
Donaldson Co., Inc.	82,700	3,454
* Alliant Techsystems, Inc.	31,400	3,432
American Standard Cos., Inc.	95,700	3,409
The Toro Co.	57,400	3,377
Equifax, Inc.	88,300	3,366
DRS Technologies, Inc.	58,900	3,247
Trinity Industries, Inc.	86,411	3,244
Carlisle Co., Inc.	65,200	3,169
IDEX Corp.	86,400	3,144
* USG Corp.	82,083	3,082
MSC Industrial Direct Co., Inc. Class A	59,200	2,995
Landstar System, Inc.	70,589	2,963
Con-way, Inc.	64,200	2,953
J.B. Hunt Transport Services, Inc.	111,800	2,940
Teleflex Inc.	37,000	2,883
* Quanta Services, Inc.	108,500	2,870
Deere&Co.	18,900	2,805
Cintas Corp.	70,766	2,625
Robert Half International, Inc.	87,500	2,613
* Allied Waste Industries, Inc.	195,300	2,490
The Brink's Co.	36,800	2,056
Rockwell Automation, Inc.	20,300	1,411
Graco, Inc.	33,700	1,318
Raytheon Co.	20,300	1,296
Pall Corp.	25,300	984
* Delta Air Lines Inc.	47,000	844
* Avis Budget Group, Inc.	33,192	760
* YRC Worldwide, Inc.	23,812	651
Textron, Inc.	8,400	523
* Hertz Global Holdings Inc.	22,000	500
* UAL Corp.	9,000	419
* KBR Inc.	9,400	364
* Spirit Aerosystems Holdings Inc.	5,600	218
Ryder System, Inc.	3,600	176
* AMR Corp.	3,100	69
* Raytheon Co. Warrants Exp. 6/16/11	2,285	63

		533,126

Information Technology (15.9%)
Microsoft Corp.	2,376,500	70,012
* Cisco Systems, Inc.	1,803,500	59,714
International Business Machines Corp.	391,458	46,114
* Apple Inc.	262,200	40,258
* Google Inc.	69,730	39,556
Intel Corp.	1,412,000	36,514
Hewlett-Packard Co.	676,858	33,701
* Oracle Corp.	1,217,634	26,362
Texas Instruments, Inc.	468,200	17,131
QUALCOMM Inc.	384,120	16,233
* EMC Corp.	733,000	15,246
* Dell Inc.	533,000	14,711
Corning, Inc.	478,200	11,788
* eBay Inc.	281,620	10,989
Applied Materials, Inc.	496,300	10,273
* Yahoo! Inc.	325,000	8,723
* NVIDIA Corp.	231,450	8,388
Motorola, Inc.	450,546	8,349
* Adobe Systems, Inc.	188,800	8,243
* Symantec Corp.	376,453	7,296
* Sun Microsystems, Inc.	1,229,900	6,900
* Agilent Technologies, Inc.	166,306	6,133
* Electronic Arts Inc.	104,800	5,868
* Broadcom Corp.	158,250	5,767
Western Union Co.	264,595	5,549
* Autodesk, Inc.	109,588	5,476
* Xerox Corp.	305,400	5,296
Analog Devices, Inc.	144,366	5,220
* NCR Corp.	99,574	4,959
CA, Inc.	180,766	4,649
Paychex, Inc.	113,185	4,641
* SanDisk Corp.	83,500	4,601
Amphenol Corp.	115,700	4,600
* Fiserv, Inc.	89,450	4,549
National Semiconductor Corp.	166,600	4,518
Automatic Data Processing, Inc.	98,100	4,506
KLA-Tencor Corp.	80,300	4,479
* Computer Sciences Corp.	78,900	4,411
* LAM Research Corp.	82,108	4,373
* Juniper Networks, Inc.	119,000	4,357
Linear Technology Corp.	124,200	4,346
* Intuit, Inc.	142,600	4,321
* Avnet, Inc.	105,400	4,201
Altera Corp.	164,347	3,957
* Network Appliance, Inc.	144,963	3,901
* Mettler-Toledo International Inc.	38,200	3,896
* Arrow Electronics, Inc.	91,500	3,891
* Cadence Design Systems, Inc.	173,000	3,839
* Iron Mountain, Inc.	122,100	3,722
* DST Systems, Inc.	42,800	3,673
Global Payments Inc.	79,500	3,515
* Western Digital Corp.	136,500	3,456
Maxim Integrated Products, Inc.	113,700	3,337
* Avaya Inc.	196,100	3,326
Tyco Electronics Ltd.	91,750	3,251
Xilinx, Inc.	120,436	3,148
* Ceridian Corp.	89,900	3,123
* BMC Software, Inc.	95,000	2,967
* Affiliated Computer Services, Inc. Class A	58,400	2,934
* Citrix Systems, Inc.	71,356	2,877
Intersil Corp.	85,600	2,862
Molex, Inc.	104,756	2,821
Fair Isaac, Inc.	76,700	2,770
Fidelity National Information Services, Inc.	61,200	2,715
* Micron Technology, Inc.	234,000	2,597
* Tellabs, Inc.	266,900	2,541
* Ingram Micro, Inc. Class A	125,000	2,451
* Synopsys, Inc.	89,121	2,413
Microchip Technology, Inc.	65,100	2,364
* Compuware Corp.	294,562	2,362
* Advanced Micro Devices, Inc.	173,600	2,292
* Convergys Corp.	131,800	2,288
Jabil Circuit, Inc.	98,100	2,241
* Tech Data Corp.	55,510	2,227
* Lexmark International, Inc.	50,300	2,089
Total System Services, Inc.	73,550	2,043
* QLogic Corp.	150,000	2,017
* Solectron Corp.	495,700	1,933
* Teradyne, Inc.	110,200	1,521
* LSI Corp.	180,700	1,341
MoneyGram International, Inc.	48,300	1,091
* Zebra Technologies Corp. Class A	27,257	995
* BEA Systems, Inc.	67,300	933
Accenture Ltd.	17,500	704
MasterCard, Inc. Class A	4,200	621
Broadridge Financial Solutions LLC	24,525	465
* Sanmina-SCI Corp.	184,046	390
* Novellus Systems, Inc.	13,100	357
* CDW Corp.	1,358	118
Harris Corp.	1,800	104

		713,800

Materials (3.7%)
Monsanto Co.	191,334	16,405
Freeport-McMoRan Copper&Gold, Inc. Class B	123,954	13,002
Praxair, Inc.	123,700	10,361
Alcoa Inc.	231,928	9,073
Nucor Corp.	129,600	7,707
Newmont Mining Corp. (Holding Co.)	172,056	7,696
E.I. du Pont de Nemours&Co.	148,700	7,370
United States Steel Corp.	57,100	6,049
Allegheny Technologies Inc.	52,400	5,761
Dow Chemical Co.	121,800	5,245
Lyondell Chemical Co.	112,500	5,214
* The Mosaic Co.	96,300	5,154
Ecolab, Inc.	101,000	4,767
Sigma-Aldrich Corp.	94,000	4,582
* Owens-Illinois, Inc.	108,100	4,481
Ball Corp.	76,600	4,117
Celanese Corp. Series A	105,014	4,093
Airgas, Inc.	74,700	3,857
Nalco Holding Co.	128,100	3,798
Reliance Steel&Aluminum Co.	62,200	3,517
Martin Marietta Materials, Inc.	25,500	3,406
Cytec Industries, Inc.	49,200	3,365
Carpenter Technology Corp.	25,600	3,328
Albemarle Corp.	69,200	3,059
* Pactiv Corp.	104,300	2,989
Sealed Air Corp.	106,072	2,711
FMC Corp.	51,000	2,653
Packaging Corp. of America	91,200	2,651
Scotts Miracle-Gro Co.	56,400	2,411
Westlake Chemical Corp.	89,800	2,275
* Smurfit-Stone Container Corp.	146,750	1,714
Florida Rock Industries, Inc.	18,500	1,156
Valspar Corp.	23,400	637
Commercial Metals Co.	16,100	510
Vulcan Materials Co.	5,500	490

		165,604

Telecommunication Services (3.7%)
AT&T Inc.	1,679,579	71,063
Verizon Communications Inc.	701,242	31,051
Sprint Nextel Corp.	933,167	17,730
Alltel Corp.	131,884	9,190
* Qwest Communications International Inc.	712,279	6,524
* American Tower Corp. Class A	124,900	5,438
Embarq Corp.	84,843	4,717
* Crown Castle International Corp.	92,800	3,770
CenturyTel, Inc.	81,300	3,758
Windstream Corp.	250,657	3,539
* U.S. Cellular Corp.	29,500	2,897
Telephone&Data Systems, Inc.	33,000	2,203
Telephone&Data Systems, Inc. - Special Common Shares	33,200	2,058
Citizens Communications Co.	90,551	1,297
* SBA Communications Corp.	9,502	335

		165,570

Utilities (3.5%)
Exelon Corp.	222,900	16,798
TXU Corp.	161,100	11,031
Edison International	140,500	7,791
PG&E Corp.	147,000	7,027
Constellation Energy Group, Inc.	80,300	6,889
Sempra Energy	111,800	6,498
* AES Corp.	317,000	6,353
* NRG Energy, Inc.	133,000	5,625
Entergy Corp.	51,600	5,588
* Mirant Corp.	131,898	5,366
* Allegheny Energy, Inc.	95,989	5,016
* Reliant Energy, Inc.	193,600	4,956
Questar Corp.	92,400	4,854
Equitable Resources, Inc.	86,300	4,476
Wisconsin Energy Corp.	85,000	3,828
Energen Corp.	65,800	3,758
MDU Resources Group, Inc.	132,750	3,696
CenterPoint Energy Inc.	223,800	3,588
FirstEnergy Corp.	55,900	3,541
* Dynegy, Inc.	369,400	3,413
CMS Energy Corp.	201,086	3,382
Southern Union Co.	108,200	3,366
Sierra Pacific Resources	209,783	3,300
NSTAR	92,000	3,203
Northeast Utilities	110,600	3,160
Integrys Energy Group, Inc.	61,481	3,150
Duke Energy Corp.	163,592	3,058
Aqua America, Inc.	129,483	2,937
SCANA Corp.	74,200	2,875
Dominion Resources, Inc.	27,743	2,339
Southern Co.	64,200	2,329
DPL Inc.	75,000	1,969
FPL Group, Inc.	16,701	1,017
NiSource, Inc.	35,920	688
UGI Corp. Holding Co.	8,400	218

		157,083

Total Common Stocks
(Cost $2,475,100)		4,478,733

Temporary Cash Investment (0.1%)

1 Vanguard Market Liquidity Fund, 5.153%
(Cost $1,598)	1,597,869	1,598

Total Investments (100.1%)
(Cost $2,476,698)		4,480,331

Other Assets and Liabilities—Net (-0.1%)		(2,791)

Net Assets (100%)		4,477,540

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2007, the cost of investment securities for tax purposes was $2,476,698,000. Net unrealized appreciation of investment securities for tax purposes was $2,003,633,000, consisting of unrealized gains of $2,042,144,000 on securities that had risen in value since their purchase and $38,511,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (48.0%)

Consumer Discretionary (5.2%)
The Walt Disney Co.	50,550	1,738
Time Warner, Inc.	94,240	1,730
McDonald's Corp.	31,209	1,700
* Comcast Corp. Class A	68,204	1,649
Home Depot, Inc.	46,700	1,515
Target Corp.	22,700	1,443
News Corp., Class A	61,300	1,348
Lowe's Cos., Inc.	40,800	1,143
* Viacom Inc. Class B	19,058	743
* Amazon.com, Inc.	7,300	680
NIKE, Inc. Class B	11,400	669
Yum! Brands, Inc.	18,600	629
Hilton Hotels Corp.	13,412	624
* Coach, Inc.	12,800	605
CBS Corp.	19,058	600
* Starbucks Corp.	22,800	597
Harrah's Entertainment, Inc.	6,382	555
Staples, Inc.	24,355	523
Marriott International, Inc. Class A	11,600	504
Best Buy Co., Inc.	10,875	501
International Game Technology	11,600	500
* MGM Mirage, Inc.	5,428	485
Johnson Controls, Inc.	4,100	484
Starwood Hotels & Resorts Worldwide, Inc.	7,801	474
* Liberty Media Corp.-Capital Series A	3,612	451
* Kohl's Corp.	7,800	447
* EchoStar Communications Corp. Class A	9,057	424
Nordstrom, Inc.	9,000	422
Harley-Davidson, Inc.	8,900	411
Macy's Inc.	12,400	401
Tiffany&Co.	7,400	387
Mattel, Inc.	16,080	377
* Liberty Media Corp.-Interactive Series A	19,207	369
The Gap, Inc.	19,725	364
Abercrombie&Fitch Co.	4,500	363
* Bed Bath&Beyond, Inc.	10,500	358
Virgin Media Inc.	14,542	353
* Cablevision Systems NY Group Class A	9,894	346
* Sears Holdings Corp.	2,700	343
* Ford Motor Co.	40,200	341
Darden Restaurants Inc.	7,750	324
Omnicom Group Inc.	6,600	317
* AutoZone Inc.	2,700	314
Black&Decker Corp.	3,700	308
Hasbro, Inc.	10,625	296
TJX Cos., Inc.	9,800	285
* Apollo Group, Inc. Class A	4,700	283
Clear Channel Communications, Inc.	7,520	282
Polo Ralph Lauren Corp.	3,500	272
PetSmart, Inc.	8,400	268
* O'Reilly Automotive, Inc.	8,000	267
Brinker International, Inc.	9,375	257
* Mohawk Industries, Inc.	3,100	252
Lamar Advertising Co. Class A	5,000	245
WABCO Holdings Inc.	5,033	235
* Office Depot, Inc.	11,400	235
* CarMax, Inc.	11,406	232
Thor Industries, Inc.	5,100	229
* Discovery Holding Co. Class A	7,682	222
BorgWarner, Inc.	2,400	220
Weight Watchers International, Inc.	3,800	219
Gentex Corp.	10,200	219
Liz Claiborne, Inc.	6,300	216
* Liberty Global, Inc. Series C	5,446	211
* Liberty Global, Inc. Class A	5,015	206
Williams-Sonoma, Inc.	6,200	202
* AutoNation, Inc.	11,292	200
Wyndham Worldwide Corp.	5,919	194
Barnes&Noble, Inc.	5,400	190
E.W. Scripps Co. Class A	4,200	176
Saks Inc.	10,200	175
* NVR, Inc.	350	165
Dillard's Inc.	7,100	155
Centex Corp.	5,400	144
* IAC/InterActiveCorp	4,700	139
D. R. Horton, Inc.	10,499	135
* The Goodyear Tire&Rubber Co.	4,400	134
Brunswick Corp.	5,600	128
* Career Education Corp.	4,500	126
Jones Apparel Group, Inc.	5,800	123
* Toll Brothers, Inc.	5,800	116
Lennar Corp. Class A	5,100	116
Pulte Homes, Inc.	8,400	114
* Expedia, Inc.	3,568	114
* The Cheesecake Factory Inc.	4,500	106
Hearst-Argyle Television Inc.	2,900	75
* Chico's FAS, Inc.	4,200	59
* Comcast Corp. Special Class A	2,322	56
* DIRECTV Group, Inc.	2,171	53
Circuit City Stores, Inc.	5,100	40
Sherwin-Williams Co.	600	39
The McGraw-Hill Cos., Inc.	700	36
Limited Brands, Inc.	1,424	33
* R.H. Donnelley Corp.	579	32
* Dollar Tree Stores, Inc.	750	30
* Sirius Satellite Radio, Inc.	8,300	29
Harman International Industries, Inc.	300	26
Foot Locker, Inc.	1,600	25
Fortune Brands, Inc.	300	24
International Speedway Corp.	410	19
Lennar Corp. Class B	680	14
Harte-Hanks, Inc.	700	14
John Wiley&Sons Class A	200	9
Ryland Group, Inc.	300	6
Newell Rubbermaid, Inc.	218	6
RadioShack Corp.	300	6

		37,593

Consumer Staples (4.2%)
The Procter&Gamble Co.	73,005	5,135
Altria Group, Inc.	42,000	2,920
PepsiCo, Inc.	39,227	2,874
Wal-Mart Stores, Inc.	58,600	2,558
The Coca-Cola Co.	42,600	2,448
CVS/Caremark Corp.	40,998	1,625
Walgreen Co.	27,000	1,275
Kraft Foods Inc.	29,065	1,003
Costco Wholesale Corp.	13,327	818
Archer-Daniels-Midland Co.	19,921	659
Kimberly-Clark Corp.	9,172	644
Safeway, Inc.	15,934	528
Sysco Corp.	14,600	520
Bunge Ltd.	4,700	505
Anheuser-Busch Cos., Inc.	9,000	450
* Energizer Holdings, Inc.	3,594	398
Avon Products, Inc.	10,600	398
Wm. Wrigley Jr. Co.	6,000	385
Coca-Cola Enterprises, Inc.	15,500	375
* Hansen Natural Corp.	6,400	363
The Kroger Co.	12,400	354
Colgate-Palmolive Co.	4,800	342
The Pepsi Bottling Group, Inc.	9,000	335
* Constellation Brands, Inc. Class A	13,800	334
The Clorox Co.	5,400	329
Corn Products International, Inc.	6,900	317
* Smithfield Foods, Inc.	9,400	296
Whole Foods Market, Inc.	5,600	274
Tyson Foods, Inc.	15,331	274
PepsiAmericas, Inc.	8,300	269
Church&Dwight, Inc.	5,500	259
Dean Foods Co.	9,150	234
Reynolds American Inc.	3,002	191
Del Monte Foods Co.	18,000	189
Kellogg Co.	3,200	179
General Mills, Inc.	2,400	139
Alberto-Culver Co.	5,450	135
Brown-Forman Corp. Class B	1,400	105
* Rite Aid Corp.	22,300	103
Wm. Wrigley Jr. Co. Class B	1,500	95
The Hershey Co.	300	14
The Estee Lauder Cos. Inc. Class A	300	13
Hormel Foods Corp.	300	11
Sara Lee Corp.	500	8
ConAgra Foods, Inc.	100	3

		30,683

Energy (5.5%)
ExxonMobil Corp.	127,094	11,764
Chevron Corp.	45,133	4,224
ConocoPhillips Co.	34,887	3,062
Schlumberger Ltd.	21,000	2,205
Devon Energy Corp.	12,746	1,061
Valero Energy Corp.	15,268	1,026
Halliburton Co.	24,200	929
Baker Hughes, Inc.	9,740	880
* National Oilwell Varco Inc.	6,039	873
Apache Corp.	9,646	869
Occidental Petroleum Corp.	13,004	833
Anadarko Petroleum Corp.	14,492	779
XTO Energy, Inc.	11,933	738
Williams Cos., Inc.	19,800	674
Hess Corp.	9,000	599
Smith International, Inc.	8,279	591
EOG Resources, Inc.	7,800	564
Noble Energy, Inc.	7,400	518
* Cameron International Corp.	5,500	508
Peabody Energy Corp.	10,000	479
Murphy Oil Corp.	6,700	468
* FMC Technologies Inc.	7,540	435
Noble Corp.	8,800	432
Marathon Oil Corp.	7,382	421
CONSOL Energy, Inc.	8,600	401
ENSCO International, Inc.	7,000	393
* Transocean Inc.	3,200	362
Range Resources Corp.	8,850	360
* Pride International, Inc.	9,300	340
BJ Services Co.	12,200	324
Tesoro Corp.	6,752	311
* Newfield Exploration Co.	6,400	308
Pioneer Natural Resources Co.	6,500	292
Arch Coal, Inc.	7,800	263
Rowan Cos., Inc.	6,700	245
St. Mary Land&Exploration Co.	6,600	235
Chesapeake Energy Corp.	6,300	222
Pogo Producing Co.	4,000	212
Patterson-UTI Energy, Inc.	8,502	192
Spectra Energy Corp.	6,496	159
El Paso Corp.	2,400	41
Overseas Shipholding Group Inc.	100	8
* Grant Prideco, Inc.	115	6

		39,606

Financials (8.7%)
Citigroup, Inc.	113,997	5,320
Bank of America Corp.	98,435	4,948
American International Group, Inc.	52,806	3,572
JPMorgan Chase&Co.	70,516	3,231
Wells Fargo&Co.	68,000	2,422
Wachovia Corp.	42,657	2,139
The Goldman Sachs Group, Inc.	9,600	2,081
American Express Co.	26,733	1,587
Merrill Lynch&Co., Inc.	22,050	1,572
Fannie Mae	25,200	1,532
Morgan Stanley	21,960	1,383
U.S. Bancorp	41,500	1,350
Prudential Financial, Inc.	12,741	1,243
Lehman Brothers Holdings, Inc.	14,728	909
MetLife, Inc.	12,700	886
AFLAC Inc.	15,200	867
State Street Corp.	11,976	816
Washington Mutual, Inc.	22,159	782
Capital One Financial Corp.	11,400	757
Charles Schwab Corp.	33,305	719
Franklin Resources Corp.	5,400	689
Loews Corp.	14,100	682
SLM Corp.	12,700	631
Bank of New York Mellon Corp.	13,700	605
CME Group, Inc.	980	576
Freddie Mac	9,500	561
The Allstate Corp.	9,400	538
Progressive Corp. of Ohio	24,800	481
The Hartford Financial Services Group Inc.	5,200	481
Bear Stearns Co., Inc.	3,900	479
Leucadia National Corp.	9,800	473
Ameriprise Financial, Inc.	6,980	441
Simon Property Group, Inc. REIT	4,400	440
Host Hotels&Resorts Inc. REIT	19,475	437
Moody's Corp.	8,500	428
ProLogis REIT	6,064	402
Avalonbay Communities, Inc. REIT	3,300	390
Commerce Bancorp, Inc.	9,100	353
The Travelers Cos., Inc.	6,889	347
Countrywide Financial Corp.	18,198	346
Assurant, Inc.	6,400	342
MBIA, Inc.	5,600	342
M&T Bank Corp.	3,300	341
Torchmark Corp.	5,400	337
Janus Capital Group Inc.	11,834	335
CIT Group Inc.	8,300	334
Zions Bancorp	4,600	316
Genworth Financial Inc.	10,200	313
AMB Property Corp. REIT	5,200	311
The Principal Financial Group, Inc.	4,900	309
Plum Creek Timber Co. Inc. REIT	6,900	309
Eaton Vance Corp.	7,500	300
Ambac Financial Group, Inc.	4,750	299
* CB Richard Ellis Group, Inc.	10,550	294
* Markel Corp.	600	290
W.R. Berkley Corp.	9,750	289
Sovereign Bancorp, Inc.	16,575	282
Jones Lang LaSalle Inc.	2,700	278
Raymond James Financial, Inc.	8,350	274
* Alleghany Corp.	669	272
Forest City Enterprise Class A	4,900	270
SL Green Realty Corp. REIT	2,300	269
* Arch Capital Group Ltd.	3,600	268
Federated Investors, Inc.	6,700	266
Radian Group, Inc.	11,400	265
* Conseco, Inc.	16,200	259
The PMI Group Inc.	7,900	258
Reinsurance Group of America, Inc.	4,400	250
HCC Insurance Holdings, Inc.	8,700	249
* Philadelphia Consolidated Holding Corp.	6,000	248
StanCorp Financial Group, Inc.	5,000	248
Apartment Investment&Management Co. Class A REIT	5,400	244
City National Corp.	3,500	243
Jefferies Group, Inc.	8,700	242
Brown&Brown, Inc.	9,200	242
Legg Mason Inc.	2,800	236
* TFS Financial Corp.	18,000	233
* Discover Financial Services	10,980	228
East West Bancorp, Inc.	6,300	227
The Hanover Insurance Group Inc.	5,100	225
BRE Properties Inc. Class A REIT	4,000	224
Unum Group	9,100	223
Transatlantic Holdings, Inc.	3,150	222
Camden Property Trust REIT	3,400	219
American Financial Group, Inc.	7,650	218
Commerce Bancshares, Inc.	4,725	217
Marshall&Ilsley Corp.	4,800	210
First Citizens BancShares Class A	1,167	204
BB&T Corp.	5,000	202
SEI Investments Co.	7,400	202
CNA Financial Corp.	5,100	201
BOK Financial Corp.	3,840	197
SunTrust Banks, Inc.	2,600	197
Wesco Financial Corp.	480	191
* AmeriCredit Corp.	9,800	172
MGIC Investment Corp.	4,700	152
Regions Financial Corp.	5,000	147
IndyMac Bancorp, Inc.	5,400	128
The St. Joe Co.	3,700	124
Douglas Emmett, Inc. REIT	4,000	99
National City Corp.	3,520	88
BlackRock, Inc.	500	87
NYSE Euronext	1,000	79
PNC Financial Services Group	800	54
A.G. Edwards, Inc.	400	34
The Chubb Corp.	600	32
Safeco Corp.	500	31
Webster Financial Corp.	500	21
Cullen/Frost Bankers, Inc.	400	20
CapitalSource Inc. REIT	429	9
First Horizon National Corp.	300	8

		63,245

Health Care (5.8%)
Johnson&Johnson	67,232	4,417
Pfizer Inc.	142,810	3,489
Merck&Co., Inc.	38,700	2,000
Medtronic, Inc.	30,100	1,698
* Amgen, Inc.	29,424	1,665
UnitedHealth Group Inc.	31,874	1,544
Abbott Laboratories	26,400	1,416
Schering-Plough Corp.	40,900	1,294
* WellPoint Inc.	16,225	1,280
* Gilead Sciences, Inc.	26,000	1,063
* Genentech, Inc.	13,064	1,019
Wyeth	21,600	962
Aetna Inc.	16,076	872
* Celgene Corp.	11,400	813
* Thermo Fisher Scientific, Inc.	13,803	797
* Medco Health Solutions, Inc.	8,681	785
Bristol-Myers Squibb Co.	27,000	778
Eli Lilly&Co.	13,500	769
Cardinal Health, Inc.	11,890	744
* Biogen Idec Inc.	10,360	687
Stryker Corp.	9,949	684
Allergan, Inc.	10,400	671
McKesson Corp.	10,500	617
* Zimmer Holdings, Inc.	7,470	605
CIGNA Corp.	10,600	565
* Genzyme Corp.	8,780	544
* Express Scripts Inc.	9,600	536
* St. Jude Medical, Inc.	11,368	501
* Humana Inc.	6,500	454
* Forest Laboratories, Inc.	11,800	440
* Coventry Health Care Inc.	7,050	439
* Laboratory Corp. of America Holdings	5,500	430
Quest Diagnostics, Inc.	6,900	399
* Waters Corp.	5,800	388
Applera Corp.-Applied Biosystems Group	11,200	388
DENTSPLY International Inc.	9,200	383
AmerisourceBergen Corp.	8,248	374
Baxter International, Inc.	6,400	360
Dade Behring Holdings Inc.	4,572	349
IMS Health, Inc.	11,376	349
* Henry Schein, Inc.	5,500	335
* Hospira, Inc.	8,060	334
* Barr Pharmaceuticals Inc.	5,775	329
Beckman Coulter, Inc.	4,100	302
* Covidien Ltd.	7,200	299
Pharmaceutical Product Development, Inc.	8,300	294
* Varian Medical Systems, Inc.	6,700	281
* Boston Scientific Corp.	18,300	255
* Patterson Cos.	6,600	255
Mylan Inc.	14,250	227
* Lincare Holdings, Inc.	5,700	209
* Endo Pharmaceuticals Holdings, Inc.	6,500	202
Omnicare, Inc.	5,700	189
PerkinElmer, Inc.	6,400	187
Universal Health Services Class B	3,400	185
* Millipore Corp.	2,100	159
* Health Net Inc.	2,900	157
Becton, Dickinson&Co.	1,684	138
* Sepracor Inc.	4,900	135
* Watson Pharmaceuticals, Inc.	2,600	84
Health Management Associates Class A	9,612	67
C.R. Bard, Inc.	400	35
Cooper Cos., Inc.	300	16
Manor Care, Inc.	100	6
* Abraxis Bioscience, Inc.	250	6

		42,254

Industrials (5.7%)
General Electric Co.	217,509	9,005
The Boeing Co.	19,420	2,039
United Technologies Corp.	24,876	2,002
3M Co.	14,600	1,366
Lockheed Martin Corp.	9,903	1,074
General Dynamics Corp.	11,600	980
United Parcel Service, Inc.	12,200	916
FedEx Corp.	8,700	911
Illinois Tool Works, Inc.	14,600	871
Caterpillar, Inc.	10,000	784
Precision Castparts Corp.	4,557	674
Danaher Corp.	8,150	674
Union Pacific Corp.	5,959	674
Norfolk Southern Corp.	12,900	670
Waste Management, Inc.	17,301	653
CSX Corp.	14,800	632
Honeywell International Inc.	9,800	583
Fluor Corp.	3,724	536
L-3 Communications Holdings, Inc.	5,100	521
Cummins Inc.	4,012	513
Rockwell Collins, Inc.	6,900	504
* Jacobs Engineering Group Inc.	6,600	499
* McDermott International, Inc.	9,200	498
ITT Industries, Inc.	7,300	496
Northrop Grumman Corp.	5,918	462
Emerson Electric Co.	8,400	447
* Foster Wheeler Ltd.	3,400	446
Southwest Airlines Co.	29,618	438
* Terex Corp.	4,900	436
C.H. Robinson Worldwide Inc.	7,969	433
Expeditors International of Washington, Inc.	8,600	407
* Stericycle, Inc.	7,000	400
Roper Industries Inc.	6,000	393
The Manitowoc Co., Inc.	8,400	372
W.W. Grainger, Inc.	4,000	365
Republic Services, Inc. Class A	11,100	363
Ametek, Inc.	8,250	357
SPX Corp.	3,800	352
The Dun&Bradstreet Corp.	3,500	345
Tyco International	7,200	319
Burlington Northern Santa Fe Corp.	3,838	312
Fastenal Co.	6,700	304
Oshkosh Truck Corp.	4,900	304
The Toro Co.	4,900	288
Equifax, Inc.	7,400	282
* General Cable Corp.	4,200	282
* Alliant Techsystems, Inc.	2,544	278
Manpower Inc.	4,300	277
DRS Technologies, Inc.	4,900	270
J.B. Hunt Transport Services, Inc.	10,100	266
IDEX Corp.	7,200	262
* URS Corp.	4,600	260
Trinity Industries, Inc.	6,880	258
* Thomas&Betts Corp.	4,400	258
The Brink's Co.	4,600	257
Parker Hannifin Corp.	2,200	246
Robert Half International, Inc.	8,200	245
* USG Corp.	6,300	237
Graco, Inc.	5,900	231
* Owens Corning Inc.	8,200	205
Deere&Co.	1,300	193
Cintas Corp.	4,550	169
Rockwell Automation, Inc.	2,400	167
UTI Worldwide, Inc.	6,900	159
Donaldson Co., Inc.	3,700	155
American Standard Cos., Inc.	4,300	153
Landstar System, Inc.	3,225	135
* Allied Waste Industries, Inc.	9,800	125
Raytheon Co.	1,600	102
* Spirit Aerosystems Holdings Inc.	2,100	82
Ryder System, Inc.	1,400	69
Carlisle Co., Inc.	1,400	68
* Avis Budget Group, Inc.	2,959	68
PACCAR, Inc.	600	51
Pall Corp.	800	31
* Gardner Denver Inc.	600	23
Pentair, Inc.	500	17
* WESCO International, Inc.	200	9
* Quanta Services, Inc.	300	8

		41,516

Information Technology (8.0%)
Microsoft Corp.	188,900	5,565
* Cisco Systems, Inc.	142,400	4,715
International Business Machines Corp.	32,047	3,775
Hewlett-Packard Co.	64,312	3,202
* Apple Computer, Inc.	20,713	3,180
Intel Corp.	116,900	3,023
* Google Inc.	4,150	2,354
* Oracle Corp.	94,900	2,055
QUALCOMM Inc.	41,100	1,737
Texas Instruments, Inc.	37,400	1,368
Motorola, Inc.	64,506	1,195
* EMC Corp.	51,900	1,080
* Dell Inc.	37,700	1,041
Corning, Inc.	42,200	1,040
* eBay Inc.	23,400	913
Applied Materials, Inc.	40,151	831
Automatic Data Processing, Inc.	17,100	785
* Yahoo! Inc.	29,200	784
* Adobe Systems, Inc.	17,000	742
* NVIDIA Corp.	20,100	728
* Symantec Corp.	31,362	608
* Broadcom Corp.	13,350	487
* Xerox Corp.	27,700	480
* Sun Microsystems, Inc.	85,000	477
* Autodesk, Inc.	9,400	470
Western Union Co.	21,814	457
* Electronic Arts Inc.	8,143	456
Electronic Data Systems Corp.	19,500	426
KLA-Tencor Corp.	7,500	418
* Intuit, Inc.	13,800	418
* NCR Corp.	8,336	415
Analog Devices, Inc.	11,434	414
National Semiconductor Corp.	14,900	404
Paychex, Inc.	9,850	404
Amphenol Corp.	10,000	398
* Fiserv, Inc.	7,625	388
* LAM Research Corp.	7,000	373
* Citrix Systems, Inc.	9,200	371
* Agilent Technologies, Inc.	9,844	363
Altera Corp.	14,800	356
* Network Appliance, Inc.	12,912	347
* Arrow Electronics, Inc.	8,100	344
* DST Systems, Inc.	4,000	343
* Avnet, Inc.	8,500	339
Intersil Corp.	9,700	324
* Iron Mountain, Inc.	10,575	322
Microchip Technology, Inc.	8,800	320
* Computer Sciences Corp.	5,700	319
* BMC Software, Inc.	10,100	315
* CDW Corp.	3,600	314
* Mettler-Toledo International Inc.	3,000	306
Maxim Integrated Products, Inc.	10,100	296
Linear Technology Corp.	8,200	287
* Cadence Design Systems, Inc.	12,400	275
* Affiliated Computer Services, Inc. Class A	5,300	266
Tyco Electronics Ltd.	7,200	255
Fidelity National Information Services, Inc.	5,500	244
* Ingram Micro, Inc. Class A	12,100	237
Tektronix, Inc.	8,300	230
Global Payments Inc.	5,200	230
Molex, Inc.	8,466	228
* Ceridian Corp.	6,400	222
* Tellabs, Inc.	22,600	215
* Compuware Corp.	26,600	213
Fair Isaac, Inc.	5,800	209
Jabil Circuit, Inc.	9,100	208
* Advanced Micro Devices, Inc.	15,000	198
Total System Services, Inc.	6,900	192
* Avaya Inc.	11,300	192
* Lexmark International, Inc.	4,500	187
AVX Corp.	10,700	172
CA, Inc.	5,930	153
* Synopsys, Inc.	4,800	130
* Western Digital Corp.	4,800	122
Harris Corp.	2,100	121
* Teradyne, Inc.	8,000	110
* ADC Telecommunications, Inc.	5,528	108
* LSI Corp.	14,400	107
* Solectron Corp.	24,600	96
* BEA Systems, Inc.	6,100	85
Broadridge Financial Solutions LLC	4,275	81
* Tech Data Corp.	1,400	56
* Convergys Corp.	3,100	54
Accenture Ltd.	1,300	52
Xilinx, Inc.	1,900	50
* Micron Technology, Inc.	2,600	29
* Novellus Systems, Inc.	1,000	27
* Unisys Corp.	200	1
* Sanmina-SCI Corp.	508	1

		58,228

Materials (1.8%)
Freeport-McMoRan Copper&Gold, Inc. Class B	10,387	1,089
Monsanto Co.	11,708	1,004
Praxair, Inc.	10,200	854
E.I. du Pont de Nemours&Co.	16,900	838
Nucor Corp.	10,400	618
Newmont Mining Corp. (Holding Co.)	13,289	594
Dow Chemical Co.	13,500	581
Alcoa Inc.	14,588	571
United States Steel Corp.	4,600	487
Lyondell Chemical Co.	10,000	464
Allegheny Technologies Inc.	4,100	451
* The Mosaic Co.	8,400	450
Sigma-Aldrich Corp.	8,200	400
Ecolab, Inc.	7,900	373
* Owens-Illinois, Inc.	8,759	363
Steel Dynamics, Inc.	6,900	322
Celanese Corp. Series A	8,200	320
Nalco Holding Co.	10,500	311
Airgas, Inc.	6,000	310
Martin Marietta Materials, Inc.	2,286	305
Reliance Steel&Aluminum Co.	5,100	288
Cytec Industries, Inc.	4,100	280
* Pactiv Corp.	8,700	249
Sealed Air Corp.	9,200	235
Scotts Miracle-Gro Co.	5,300	227
Packaging Corp. of America	7,300	212
Westlake Chemical Corp.	7,500	190
* Smurfit-Stone Container Corp.	7,388	86
Cleveland-Cliffs Inc.	600	53
Ball Corp.	500	27
Vulcan Materials Co.	300	27
Albemarle Corp.	600	27
* Crown Holdings, Inc.	1,100	25
Florida Rock Industries, Inc.	300	19
Ashland, Inc.	300	18

		12,668

Telecommunication Services (1.8%)
AT&T Inc.	128,766	5,448
Verizon Communications Inc.	53,900	2,387
Sprint Nextel Corp.	67,377	1,280
* Qwest Communications International Inc.	56,200	515
Alltel Corp.	6,630	462
* Crown Castle International Corp.	10,500	427
Embarq Corp.	6,858	381
CenturyTel, Inc.	7,175	332
* SBA Communications Corp.	9,200	325
* NeuStar, Inc. Class A	8,402	288
* U.S. Cellular Corp.	2,850	280
Telephone&Data Systems, Inc.	2,800	187
Telephone&Data Systems, Inc. - Special Common Shares	3,000	186
* Level 3 Communications, Inc.	33,900	158
Windstream Corp.	7,139	101
* American Tower Corp. Class A	1,500	65
Citizens Communications Co.	937	13

		12,835

Utilities (1.3%)
Edison International	11,500	638
Exelon Corp.	8,200	618
PG&E Corp.	12,200	583
Sempra Energy	9,267	539
* AES Corp.	24,600	493
* NRG Energy, Inc.	10,600	448
* Mirant Corp.	10,954	446
Questar Corp.	7,876	414
* Allegheny Energy, Inc.	7,911	413
* Reliant Energy, Inc.	16,000	410
Equitable Resources, Inc.	7,000	363
Energen Corp.	5,700	326
MDU Resources Group, Inc.	11,650	324
Wisconsin Energy Corp.	6,800	306
TXU Corp.	4,400	301
CenterPoint Energy Inc.	18,191	292
* Dynegy, Inc.	31,300	289
CMS Energy Corp.	16,901	284
Sierra Pacific Resources	18,017	283
Integrys Energy Group, Inc.	5,400	277
NSTAR	7,900	275
Southern Union Co.	8,400	261
Northeast Utilities	8,900	254
Duke Energy Corp.	12,992	243
Southern Co.	6,600	239
Dominion Resources, Inc.	2,154	182
Aqua America, Inc.	3,100	70
FPL Group, Inc.	1,100	67
SCANA Corp.	1,400	54
FirstEnergy Corp.	700	44
Entergy Corp.	200	22
NiSource, Inc.	1,077	21

		9,779

Total Common Stocks
(Cost 180,548)		348,407

	Coupon	Maturity Date	Face Amount ($000)

Municipal Bonds (51.5%)

Alaska (0.3%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	1,695	1,790

Arizona (1.4%)
Arizona Transp. Board Highway Rev.	5.250%	7/1/12 (Prere.)	1,965	2,107
Arizona Transp. Board Highway Rev.	5.250%	7/1/17	2,215	2,367
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/15 (3)	5,525	5,957

				10,431

California (2.5%)
California GO	6.000%	2/1/16	2,000	2,298
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	9/1/11 (2)	1,535	1,571
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/14 (2)	4,065	4,424
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15 (2)	3,000	3,258
California State Econ. Recovery Bonds	5.000%	7/1/15	2,100	2,261
Los Angeles CA USD GO	6.000%	7/1/08 (3)	1,000	1,019
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21 (2)	3,000	3,160

				17,991

Colorado (1.7%)
Colorado Dept. of Transp. Rev.	5.250%	12/15/13 (2)(Prere.)	3,750	4,087
Colorado Springs CO Util. System Rev.	5.375%	11/15/13	2,775	2,954
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/23 (3)	5,025	5,259

				12,300

District of Columbia (0.4%)
District of Columbia Univ. Rev. (George Washington Univ.)	6.000%	9/15/11 (1)	3,000	3,162

Florida (2.8%)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	5,000	5,405
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12	3,565	3,764
Florida Turnpike Auth. Rev.	5.250%	7/1/09 (3)	485	496
Florida Turnpike Auth. Rev.	5.250%	7/1/10 (3)	825	843
Seminole County FL Water&Sewer Rev.	5.000%	10/1/23	2,435	2,554
Seminole County FL Water&Sewer Rev.	5.000%	10/1/24	2,805	2,935
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	4.050%	10/1/07 (2)	3,500	3,500
Tampa FL Health System Rev. (Catholic Healthcare East)	5.000%	11/15/09 (1)	1,000	1,030

				20,527

Georgia (1.6%)
Atlanta GA Airport Fac. Rev.	5.750%	1/1/13 (3)	3,370	3,536
Georgia GO	5.500%	7/1/14	4,000	4,450
Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/12 (1)	3,000	3,312

				11,298

Hawaii (0.7%)
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	1,870	1,994
Hawaii GO	5.000%	10/1/24 (1)	3,000	3,133

				5,127

Illinois (1.3%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (3)	2,380	2,029
Illinois GO	5.250%	8/1/12 (1)	3,700	3,971
Illinois Sales Tax Rev.	0.000%	12/15/16 (2)	5,000	3,428

				9,428

Indiana (1.1%)
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/25	3,290	3,319
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (1)	4,440	4,759

				8,078

Louisiana (0.9%)
Louisiana GO	5.500%	5/15/15 (3)	2,665	2,808
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/16	3,260	3,383

				6,191

Maryland (2.1%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/17 (2)	2,240	2,409
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18 (2)	2,365	2,522
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/19 (2)	2,185	2,323
Maryland Dept. of Transp.	5.000%	3/1/13	5,400	5,786
Maryland GO	5.500%	8/1/08	2,250	2,288

				15,328

Massachusetts (3.6%)
Chelsea MA GO	5.500%	6/15/11 (2)	740	757
Chelsea MA GO	5.500%	6/15/12 (2)	735	752
Massachusetts Bay Transp. Auth. Rev.	5.125%	3/1/09 (Prere.)	1,695	1,749
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/22	5,000	5,413
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/25 (1)	2,045	2,339
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26 (1)	3,500	4,017
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,206
Massachusetts GO VRDO	4.050%	10/1/07	450	450
Massachusetts Health&Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12	1,880	2,033
Massachusetts Health&Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/17 (1)	1,000	1,023
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	415	438
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10	1,365	1,436
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/17 (4)	3,000	3,328

				25,941

Michigan (2.4%)
Detroit MI City School Dist. GO	5.000%	5/1/11 (3)	3,510	3,678
Mason MI Public School Dist. (School Building&Site) GO	5.250%	5/1/17 (4)	1,850	2,009
Michigan Building Auth. Rev.	5.300%	10/1/07 (2)(Prere.)	1,250	1,275
Michigan Building Auth. Rev.	5.125%	10/15/08 (Prere.)	3,015	3,066
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	11/1/12	4,735	4,976
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	2,110	2,270

				17,274

Minnesota (1.1%)
Minnesota GO	5.000%	11/1/09	3,685	3,799
Minnesota GO	5.000%	6/1/12	3,730	3,964

				7,763

Mississippi (0.7%)
Mississippi GO	5.500%	12/1/18	2,750	3,103
Mississippi GO	5.500%	12/1/19	2,000	2,258

				5,361

Missouri (1.7%)
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/26	4,410	4,607
Missouri Health&Educ. Fac. Auth. (Washington Univ.)	6.000%	3/1/10 (Prere.)	4,000	4,261
Missouri Health&Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/15 (4)	2,965	3,151

				12,019

Nebraska (0.0%)
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	135	137
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	100	101
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	25	25
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	40	41
Nebraska Public Power Dist. Rev.	5.250%	1/1/11 (1)	50	51

				355

New Jersey (2.9%)
New Jersey GO	5.000%	7/15/09	3,000	3,081
New Jersey Transp. Corp. COP	5.500%	9/15/11 (2)	3,000	3,200
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/08 (Prere.)	1,555	1,572
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	330	362
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	1,440	1,578
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	625	685
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (3)	4,000	4,527
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	5,000	5,706

				20,711

New York (4.3%)
Erie County NY GO	6.125%	1/15/11 (3)	610	658
Hempstead NY GO	5.625%	2/1/11 (3)	685	690
Huntington NY GO	6.700%	2/1/10 (3)	375	401
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09 (2)	2,000	2,085
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/11 (2)	3,000	3,225
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/12 (4)(ETM)	2,000	2,186
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.125%	4/1/10 (3)(Prere.)	2,110	2,242
New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/10 (Prere.)	3,305	3,527
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13	2,000	2,155
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.100%	7/1/10 (4)	1,500	1,535
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/23 (1)	4,000	4,244
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/24 (1)	3,800	4,016
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/14	4,000	4,286

				31,250

North Carolina (1.1%)
North Carolina Eastern Muni. Power Agency Rev.	5.125%	1/1/14	2,400	2,511
North Carolina GO	5.000%	6/1/09	3,500	3,589
North Carolina GO	5.000%	3/1/20	2,000	2,120

				8,220

Ohio (4.1%)
Butler County OH Transp. Improvement Dist. Rev.	6.000%	4/1/08 (4)(Prere.)	2,250	2,323
Cleveland OH Public Power System Rev.	5.000%	11/15/20 (3)	5,000	5,281
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/13 (1)	1,775	1,813
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) VRDO	3.850%	10/8/07 LOC	1,500	1,500
Ohio Common Schools GO VRDO	3.830%	10/8/07	545	545
Ohio Common Schools GO VRDO	3.840%	10/8/07	400	400
Ohio GO	5.500%	2/1/19	2,000	2,263
Ohio Higher Educ. GO	5.000%	2/1/25	1,160	1,208
Ohio Infrastructure Improvement GO VRDO	3.800%	10/8/07	325	325
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/11 (2)	4,190	4,398
Ohio State Conservation Projects GO	5.000%	3/1/17	3,885	4,157
Ohio State Univ. General Receipts Rev. VRDO	3.840%	10/8/07	400	400
Ohio Water Dev. Auth. PCR	5.000%	6/1/17	5,000	5,383

				29,996

Oklahoma (0.4%)
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25 (2)	3,000	3,131

Oregon (0.3%)
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	2,400	2,501

Pennsylvania (1.9%)
Pennsylvania GO	5.250%	2/1/12 (3)	3,500	3,737
Pennsylvania GO	5.000%	9/1/14 (4)	3,000	3,243
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/08 (2)(Prere.)	115	118
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/09 (2)	195	201
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/09 (2)(ETM)	420	432
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	30	31
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	310	319
Philadelphia PA Airport Parking Auth.	5.750%	9/1/08 (2)	1,150	1,173
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	3,500	3,678
Philadelphia PA Water&Waste Water Rev.	6.250%	8/1/09 (1)	1,000	1,048

				13,980

Puerto Rico (0.9%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (3)	2,425	2,655
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(ETM)	3,000	3,632

				6,287

South Carolina (1.8%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26	2,610	2,735
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24 (3)	4,000	1,885
South Carolina GO	5.000%	7/1/08	2,250	2,276
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13 (2)	5,700	6,202

				13,098

Tennessee (1.7%)
Memphis TN Electric System Rev.	5.000%	12/1/10 (1)	2,300	2,400
Metro. Govt. of Nashville&Davidson County TN Water&Sewer Rev.	6.500%	1/1/09 (3)	2,000	2,073
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	4.100%	10/1/07 LOC	300	300
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	7,500	7,777

				12,550

Texas (4.2%)
Austin TX Water&Wastewater System Rev.	5.750%	5/15/10 (1)(Prere.)	2,200	2,321
Carrollton TX Independent School Dist. GO	6.000%	2/15/09 (Prere.)	2,925	3,023
Dallas TX Civic Center Refunding&Improvement Rev.	4.600%	8/15/09 (1)	110	112
Dallas TX Civic Center Refunding&Improvement Rev.	4.700%	8/15/10 (1)	815	831
Houston TX Water&Sewer System Rev.	0.000%	12/1/08 (2)	2,750	2,634
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)	5.000%	7/1/08 (4)	1,645	1,663
San Antonio TX Electric&Gas Rev.	5.125%	2/1/09	1,000	1,021
San Antonio TX Electric&Gas Rev.	5.000%	2/1/21	3,405	3,580
San Antonio TX Muni. Drain Util. System Rev.	5.250%	2/1/27 (1)	3,635	3,834
San Antonio TX Water Rev.	6.500%	5/15/10 (1)(ETM)	75	78
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/16 (2)	5,260	5,702
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)(ETM)	160	143
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/18	4,900	5,418

				30,360

Utah (0.6%)
Salt Lake County UT Building Auth. Lease Rev.	5.500%	10/1/09 (Prere.)	4,340	4,509

Washington (0.6%)
Port of Seattle WA Rev.	5.000%	3/1/20 (1)	3,000	3,152
Washington GO	6.000%	6/1/12	1,000	1,101

				4,253

Wisconsin (0.4%)
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,340	1,438
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,355	1,453

				2,891

Total Municipal Bonds
(Cost $369,145)				374,101

Total Investments (99.5%)
(Cost $549,693)				722,508

Other Assets and Liabilities—Net (0.5%)				3,286

Net Assets (100%)				$725,794

* Non-income-producing security.

REIT - Real Estate Investment Trust.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2007, the cost of investment securities for tax purposes was $549,693,000. Net unrealized appreciation of investment securities for tax purposes was $172,815,000, consisting of unrealized gains of $175,308,000 on securities that had risen in value since their purchase and $2,493,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.4%)

Consumer Discretionary (13.9%)
* Crocs, Inc.	300,798	20,229
Men's Wearhouse, Inc.	207,067	10,461
* Jack in the Box Inc.	128,066	8,304
* Sonic Corp.	305,432	7,147
* Guitar Center, Inc.	115,829	6,869
* Quiksilver, Inc.	478,584	6,844
* Fossil, Inc.	177,106	6,617
Polaris Industries, Inc.	142,815	6,230
* LKQ Corp.	177,942	6,194
* Tractor Supply Co.	134,027	6,177
Wolverine World Wide, Inc.	216,445	5,931
* Live Nation, Inc.	256,738	5,456
Arbitron Inc.	117,449	5,325
* Iconix Brand Group Inc.	220,770	5,252
* Panera Bread Co.	125,073	5,103
* Blue Nile Inc.	53,811	5,065
* Deckers Outdoor Corp.	43,062	4,728
* WMS Industries, Inc.	141,712	4,691
* Rare Hospitality International Inc.	120,597	4,596
* Zale Corp.	191,933	4,441
* Bright Horizons Family Solutions, Inc.	102,397	4,387
* The Gymboree Corp.	123,085	4,338
IHOP Corp.	65,314	4,136
* Genesco, Inc.	88,265	4,072
Ethan Allen Interiors, Inc.	122,590	4,007
* Pinnacle Entertainment, Inc.	131,481	3,580
Pool Corp.	140,660	3,514
* Coinstar, Inc.	108,892	3,503
* Cabela's Inc.	143,761	3,400
Brown Shoe Co., Inc.	173,273	3,361
* Champion Enterprises, Inc.	300,851	3,303
* Tween Brands, Inc.	99,398	3,264
Aaron Rents, Inc.	146,057	3,257
* Hibbett Sports Inc.	129,691	3,216
* Zumiez Inc.	69,200	3,070
* Keystone Automotive Industries, Inc.	63,969	3,055
The Pep Boys (Manny, Moe&Jack)	213,678	2,998
* Drew Industries, Inc.	73,572	2,993
* JAKKS Pacific, Inc.	110,440	2,950
Sonic Automotive, Inc.	119,740	2,867
* Red Robin Gourmet Burgers, Inc.	65,718	2,819
Triarc Cos., Inc. Class B	209,027	2,615
Movado Group, Inc.	80,261	2,562
* Texas Roadhouse, Inc.	208,960	2,445
* Sturm, Ruger&Co., Inc.	134,263	2,405
* Jos. A. Bank Clothiers, Inc.	70,758	2,365
* Select Comfort Corp.	162,733	2,270
* The Dress Barn, Inc.	132,533	2,254
* The Children's Place Retail Stores, Inc.	91,793	2,229
Group 1 Automotive, Inc.	64,196	2,155
* Papa John's International, Inc.	88,078	2,153
* Fleetwood Enterprises, Inc.	250,705	2,144
* CEC Entertainment Inc.	79,122	2,126
* Pre-Paid Legal Services, Inc.	36,897	2,046
* Jo-Ann Stores, Inc.	95,847	2,022
Superior Industries International, Inc.	89,977	1,952
Winnebago Industries, Inc.	80,097	1,913
K-Swiss, Inc.	76,523	1,753
Landry's Restaurants, Inc.	65,513	1,733
* Steak n Shake Co.	111,600	1,675
Cato Corp. Class A	80,443	1,644
* Universal Technical Institute Inc.	90,730	1,633
The Marcus Corp.	83,734	1,608
Monaco Coach Corp.	105,965	1,487
* P.F. Chang's China Bistro, Inc.	50,174	1,485
* Peet's Coffee&Tea Inc.	52,969	1,478
* Charlotte Russe Holding Inc.	99,179	1,452
O'Charley's Inc.	93,417	1,416
* PetMed Express, Inc.	95,705	1,341
* Shuffle Master, Inc.	86,649	1,295
Oxford Industries, Inc.	35,650	1,288
Big 5 Sporting Goods Corp.	63,084	1,180
* Monarch Casino&Resort, Inc.	41,459	1,180
CKE Restaurants Inc.	66,229	1,074
Lithia Motors, Inc.	62,830	1,072
Libbey, Inc.	56,348	987
National Presto Industries, Inc.	18,469	979
Nautilus Inc.	115,599	921
* 4Kids Entertainment Inc.	51,678	909
CPI Corp.	23,405	902
* Multimedia Games Inc.	104,170	888
* Midas Inc.	45,527	859
* Stamps.com Inc.	69,094	827
Skyline Corp.	26,671	802
Arctic Cat, Inc.	47,381	775
* Russ Berrie and Co., Inc.	45,431	763
Building Materials Holding Corp.	70,687	748
* Volcom, Inc.	17,030	724
Stein Mart, Inc.	92,672	705
* California Pizza Kitchen, Inc.	37,452	658
Christopher&Banks Corp.	49,787	603
Triarc Cos., Inc. Class A	43,900	540
M/I Homes, Inc.	37,264	518
* Skechers U.S.A., Inc.	23,051	509
* Buffalo Wild Wings Inc.	13,000	490
Standard Motor Products, Inc.	48,272	454
* Audiovox Corp.	43,704	450
Tuesday Morning Corp.	49,472	445
* Ashworth, Inc.	57,106	351
Stage Stores, Inc.	17,030	310
* Universal Electronics, Inc.	9,261	301
Bassett Furniture Industries, Inc.	28,488	296
* RC2 Corp.	10,505	291
Standard Pacific Corp.	45,382	251
* Cost Plus, Inc.	59,293	238
La-Z-Boy Inc.	31,122	230
Fred's, Inc.	21,276	224
UniFirst Corp.	5,564	208
Coachmen Industries, Inc.	28,194	189
Haverty Furniture Cos., Inc.	20,477	180
* Meritage Corp.	10,607	150
* Radio One, Inc. Class D	38,850	145
* Hot Topic, Inc.	19,322	144
* Ruth's Chris Steak House	8,873	126
* Maidenform Brands, Inc.	6,968	111
Finish Line, Inc.	15,722	68
Kellwood Co.	3,871	66
* MarineMax, Inc.	2,694	39

		289,574

Consumer Staples (4.0%)
Corn Products International, Inc.	289,878	13,297
Flowers Foods, Inc.	302,527	6,595
* Ralcorp Holdings, Inc.	106,023	5,918
Longs Drug Stores, Inc.	113,589	5,642
Casey's General Stores, Inc.	198,017	5,485
* Chattem, Inc.	74,472	5,252
* Hain Celestial Group, Inc.	155,419	4,994
* Playtex Products, Inc.	229,754	4,200
* Performance Food Group Co.	137,391	4,140
* TreeHouse Foods Inc.	122,166	3,305
Lance, Inc.	121,493	2,797
* United Natural Foods, Inc.	96,121	2,616
Sanderson Farms, Inc.	62,230	2,593
* The Great Atlantic&Pacific Tea Co., Inc.	82,671	2,518
* Central Garden&Pet Co. Class A	280,019	2,515
WD-40 Co.	68,938	2,354
* Alliance One International, Inc.	329,960	2,158
Nash-Finch Co.	52,563	2,094
J&J Snack Foods Corp.	53,879	1,876
* USANA Health Sciences, Inc.	33,816	1,479
* Spectrum Brands Inc.	154,655	897
Spartan Stores, Inc.	3,848	87
Mannatech, Inc.	2,322	19

		82,831

Energy (6.9%)
* Oceaneering International, Inc.	217,140	16,459
* Helix Energy Solutions Group, Inc.	357,611	15,184
Cabot Oil&Gas Corp.	376,959	13,254
* W-H Energy Services, Inc.	119,171	8,789
* Unit Corp.	181,026	8,762
* Atwood Oceanics, Inc.	107,285	8,214
* SEACOR Holdings Inc.	70,534	6,708
Penn Virginia Corp.	147,329	6,480
St. Mary Land&Exploration Co.	180,351	6,433
* TETRA Technologies, Inc.	227,076	4,800
* Dril-Quip, Inc.	95,138	4,695
* Stone Energy Corp.	109,780	4,392
Massey Energy Co.	199,440	4,352
CARBO Ceramics Inc.	79,837	4,050
* Bristow Group, Inc.	92,299	4,034
* ION Geophysical Corp.	276,622	3,826
World Fuel Services Corp.	88,516	3,612
* Swift Energy Co.	87,727	3,590
* NATCO Group Inc.	68,375	3,538
* Hornbeck Offshore Services, Inc.	91,345	3,352
Lufkin Industries, Inc.	59,172	3,256
* Petroleum Development Corp.	59,218	2,626
* Pioneer Drilling Co.	194,933	2,374
Gulf Island Fabrication, Inc.	42,520	1,632
* Matrix Service Co.	28,520	597
* Superior Well Services, Inc.	5,300	120

		145,129

Financials (13.6%)
* Philadelphia Consolidated Holding Corp.	218,795	9,045
Essex Property Trust, Inc. REIT	74,192	8,723
* Investment Technology Group, Inc.	173,678	7,465
* ProAssurance Corp.	129,619	6,983
Delphi Financial Group, Inc.	169,378	6,846
UCBH Holdings, Inc.	391,350	6,841
First Midwest Bancorp, Inc.	194,823	6,655
Zenith National Insurance Corp.	145,129	6,515
Merrill Lynch&Co., Inc.	88,710	6,323
Hilb, Rogal and Hamilton Co.	142,364	6,169
Chittenden Corp.	174,820	6,147
East West Bancorp, Inc.	161,128	5,794
Sterling Financial Corp.	194,772	5,241
Umpqua Holdings Corp.	247,805	4,959
Senior Housing Properties Trust REIT	218,825	4,827
National Retail Properties REIT	196,084	4,781
Colonial Properties Trust REIT	136,794	4,692
Glacier Bancorp, Inc.	204,112	4,597
United Bankshares, Inc.	150,925	4,594
R.L.I. Corp.	78,156	4,433
Prosperity Bancshares, Inc.	131,816	4,371
Downey Financial Corp.	74,525	4,308
Selective Insurance Group	196,721	4,186
* Signature Bank	116,782	4,114
Boston Private Financial Holdings, Inc.	145,074	4,039
Wintrust Financial Corp.	92,073	3,931
United Community Banks, Inc.	160,181	3,928
Whitney Holdings Corp.	147,812	3,899
Lexington Realty Trust REIT	194,796	3,898
* Piper Jaffray Cos., Inc.	70,575	3,783
Tanger Factory Outlet Centers, Inc. REIT	92,177	3,741
Mid-America Apartment Communities, Inc. REIT	74,924	3,735
Cash America International Inc.	96,756	3,638
Entertainment Properties Trust REIT	70,737	3,593
Central Pacific Financial Co.	120,695	3,524
First BanCorp Puerto Rico	361,853	3,438
Kilroy Realty Corp. REIT	55,650	3,374
Portfolio Recovery Associates, Inc.	62,964	3,341
Sterling Bancshares, Inc.	291,138	3,322
Frontier Financial Corp.	140,131	3,269
United Fire&Casualty Co.	82,507	3,225
TrustCo Bank NY	293,686	3,210
EastGroup Properties, Inc. REIT	69,909	3,164
The South Financial Group, Inc.	136,696	3,108
Infinity Property&Casualty Corp.	76,259	3,067
National City Corp.	121,578	3,050
Inland Real Estate Corp. REIT	191,684	2,969
Financial Federal Corp.	101,265	2,836
Brookline Bancorp, Inc.	241,948	2,804
Medical Properties Trust Inc. REIT	191,770	2,554
Bank Mutual Corp.	215,433	2,540
Provident Bankshares Corp.	80,372	2,518
PrivateBancorp, Inc.	71,761	2,500
Stewart Information Services Corp.	71,548	2,452
Cascade Bancorp	110,000	2,449
* World Acceptance Corp.	69,064	2,285
Parkway Properties Inc. REIT	46,781	2,065
Sovran Self Storage, Inc. REIT	44,094	2,021
* First Federal Financial Corp.	40,730	2,018
Anchor Bancorp Wisconsin Inc.	69,991	1,890
Safety Insurance Group, Inc.	48,626	1,748
Hanmi Financial Corp.	112,517	1,743
SWS Group, Inc.	96,905	1,714
First Commonwealth Financial Corp.	144,836	1,602
Kite Realty Group Trust REIT	84,873	1,596
First Financial Bancorp	124,765	1,594
First Indiana Corp.	50,466	1,581
Dime Community Bancshares	105,521	1,580
Community Bank System, Inc.	79,329	1,549
LandAmerica Financial Group, Inc.	39,293	1,532
BankAtlantic Bancorp, Inc. Class A	176,630	1,531
Flagstar Bancorp, Inc.	149,928	1,459
Susquehanna Bancshares, Inc.	72,007	1,447
Presidential Life Corp.	84,356	1,431
BankUnited Financial Corp.	91,055	1,415
Nara Bancorp, Inc.	82,276	1,285
LTC Properties, Inc. REIT	48,694	1,153
Sterling Bancorp	72,850	1,020
PS Business Parks, Inc. REIT	17,388	989
* SCPIE Holdings Inc.	39,632	882
Alabama National BanCorporation	7,972	621
* Rewards Network Inc.	106,141	515
Independent Bank Corp. (MI)	43,519	481
Acadia Realty Trust REIT	17,027	462
* Franklin Bank Corp.	49,588	456
Irwin Financial Corp.	41,017	452
Fremont General Corp.	100,352	391
* First Cash Financial Services, Inc.	14,852	348
Tower Group, Inc.	9,514	249
* Triad Guaranty, Inc.	12,736	242
* Tradestation Group Inc.	14,651	171
Corus Bankshares Inc.	3,763	49
* LaBranche&Co. Inc.	10,092	47
Wilshire Bancorp Inc.	879	10

		283,132

Health Care (13.8%)
* Respironics, Inc.	288,039	13,835
* IDEXX Laboratories Corp.	120,552	13,211
* Pediatrix Medical Group, Inc.	189,970	12,428
* Hologic, Inc.	182,941	11,159
* Immucor Inc.	269,648	9,640
* Sierra Health Services, Inc.	217,379	9,171
Cooper Cos., Inc.	174,685	9,157
* MGI Pharma, Inc.	312,443	8,680
* Healthways, Inc.	137,362	7,413
* AMERIGROUP Corp.	204,947	7,067
Mentor Corp.	153,266	7,058
* Sunrise Senior Living, Inc.	175,340	6,202
Chemed Corp.	97,734	6,075
* ArthroCare Corp.	107,825	6,026
Owens&Minor, Inc. Holding Co.	157,819	6,011
* Dionex Corp.	74,597	5,927
* inVentiv Health, Inc.	126,484	5,543
* Allscripts Healthcare Solutions, Inc.	191,018	5,163
* Haemonetics Corp.	103,455	5,113
* PSS World Medical, Inc.	251,764	4,816
* American Medical Systems Holdings, Inc.	282,164	4,783
PolyMedica Corp.	88,649	4,656
* Regeneron Pharmaceuticals, Inc.	258,655	4,604
* DJ Orthopedics Inc.	92,346	4,534
* LifeCell Corp.	119,892	4,504
* PAREXEL International Corp.	107,294	4,428
* Amedisys Inc.	101,827	3,912
Meridian Bioscience Inc.	127,901	3,878
* Integra LifeSciences Holdings	76,606	3,722
* Martek Biosciences Corp.	126,705	3,678
* Centene Corp.	170,694	3,672
Analogic Corp.	54,939	3,503
Alpharma, Inc. Class A	155,317	3,318
* Phase Forward Inc.	164,880	3,299
* HealthExtras, Inc.	117,210	3,262
* CONMED Corp.	110,844	3,103
* Sciele Pharma, Inc.	116,308	3,026
* SurModics, Inc.	59,936	2,937
Invacare Corp.	125,077	2,924
* AmSurg Corp.	117,264	2,705
* Savient Pharmaceuticals Inc.	184,600	2,686
* Omnicell, Inc.	90,405	2,580
* AMN Healthcare Services, Inc.	135,763	2,543
* Greatbatch, Inc.	87,904	2,337
LCA-Vision Inc.	78,297	2,301
* Symmetry Medical Inc.	136,501	2,280
* Matria Healthcare, Inc.	84,104	2,200
* ICU Medical, Inc.	56,596	2,193
* Pharmanet Development Group, Inc.	73,423	2,131
* Gentiva Health Services, Inc.	108,249	2,079
* Palomar Medical Technologies, Inc.	71,185	2,028
* Kendle International Inc.	48,097	1,997
* PharMerica Corp.	120,685	1,801
* Res-Care, Inc.	78,188	1,786
Datascope Corp.	49,820	1,684
Vital Signs, Inc.	30,769	1,604
* Cross Country Healthcare, Inc.	85,573	1,495
* Merit Medical Systems, Inc.	107,092	1,390
* Enzo Biochem, Inc.	122,289	1,388
* Odyssey Healthcare, Inc.	133,070	1,279
Cambrex Corp.	112,927	1,230
* Kensey Nash Corp.	46,707	1,220
* Cyberonics, Inc.	87,481	1,219
* RehabCare Group, Inc.	68,865	1,211
* Bradley Pharmaceuticals, Inc.	65,326	1,189
* LHC Group Inc.	51,809	1,112
* Noven Pharmaceuticals, Inc.	61,400	978
* ArQule, Inc.	133,860	954
* Possis Medical Inc.	67,504	915
* CryoLife Inc.	95,319	901
* BioLase Technology, Inc.	94,046	643
* Theragenics Corp.	129,819	583
* ViroPharma Inc.	65,276	581
* Osteotech, Inc.	68,502	515
* Hooper Holmes, Inc.	46,098	109
* MedCath Corp.	2,992	82

		287,367

Industrials (19.4%)
The Manitowoc Co., Inc.	488,438	21,628
* Shaw Group, Inc.	316,339	18,379
* URS Corp.	207,648	11,722
* Kansas City Southern	300,610	9,671
The Toro Co.	157,799	9,283
* Kirby Corp.	208,517	9,204
Landstar System, Inc.	217,587	9,132
Acuity Brands, Inc.	169,945	8,579
* Waste Connections, Inc.	267,971	8,511
Curtiss-Wright Corp.	173,346	8,234
* Ceradyne, Inc.	106,568	8,071
Belden Inc.	170,238	7,986
* EMCOR Group, Inc.	249,423	7,822
Lennox International Inc.	227,211	7,680
Brady Corp. Class A	211,014	7,571
Watson Wyatt&Co. Holdings	167,295	7,518
* Moog Inc.	166,041	7,296
* Teledyne Technologies, Inc.	136,114	7,267
Woodward Governor Co.	114,865	7,168
CLARCOR Inc.	200,819	6,870
* Gardner Denver Inc.	174,140	6,791
Baldor Electric Co.	161,261	6,442
IDEX Corp.	174,548	6,352
* United Stationers, Inc.	114,310	6,346
Regal-Beloit Corp.	125,194	5,996
Kaydon Corp.	110,938	5,768
Valmont Industries, Inc.	67,604	5,736
* Esterline Technologies Corp.	100,459	5,731
Triumph Group, Inc.	65,275	5,334
Mueller Industries Inc.	144,148	5,210
Barnes Group, Inc.	157,496	5,027
Briggs&Stratton Corp.	193,889	4,882
* Hub Group, Inc.	154,455	4,638
Simpson Manufacturing Co.	144,278	4,595
Watsco, Inc.	96,799	4,494
Applied Industrial Technology, Inc.	145,093	4,473
* AAR Corp.	146,235	4,437
Albany International Corp.	114,802	4,304
* Astec Industries, Inc.	74,683	4,291
Skywest, Inc.	159,972	4,026
A.O. Smith Corp.	89,415	3,924
Knight Transportation, Inc.	226,405	3,896
Robbins&Myers, Inc.	66,972	3,837
Interface, Inc.	208,698	3,767
EDO Corp.	64,974	3,639
Forward Air Corp.	118,391	3,526
* Labor Ready, Inc.	187,314	3,467
Administaff, Inc.	94,731	3,439
* EnPro Industries, Inc.	84,147	3,416
* NCI Building Systems, Inc.	78,652	3,399
G&K Services, Inc. Class A	84,346	3,391
Heartland Express, Inc.	231,500	3,306
Healthcare Services Group, Inc.	162,834	3,301
Kaman Corp. Class A	95,467	3,299
Arkansas Best Corp.	98,596	3,220
* Tetra Tech, Inc.	144,540	3,053
Viad Corp.	83,364	3,001
* Consolidated Graphics, Inc.	46,181	2,900
Apogee Enterprises, Inc.	111,556	2,894
ABM Industries Inc.	143,076	2,859
* Old Dominion Freight Line, Inc.	109,588	2,627
Watts Water Technologies, Inc.	83,984	2,578
Cascade Corp.	39,397	2,567
Cubic Corp.	60,832	2,565
* School Specialty, Inc.	73,014	2,528
* Mobile Mini, Inc.	96,420	2,330
Universal Forest Products, Inc.	74,071	2,215
* Heidrick&Struggles International, Inc.	58,864	2,146
Lindsay Manufacturing Co.	45,717	2,001
Tredegar Corp.	111,285	1,920
Bowne&Co., Inc.	112,111	1,868
* Spherion Corp.	221,082	1,826
CDI Corp.	51,130	1,425
* Griffon Corp.	92,358	1,395
* GenCorp, Inc.	102,590	1,227
* A.S.V., Inc.	80,854	1,134
Vicor Corp.	76,670	929
* Frontier Airlines Holdings, Inc.	143,657	889
Angelica Corp.	37,662	742
* On Assignment, Inc.	77,747	726
Wabash National Corp.	58,947	666
* Volt Information Sciences Inc.	36,835	650
Applied Signal Technology, Inc.	47,463	642
The Standard Register Co.	49,740	632
* Lydall, Inc.	64,472	598
Lawson Products, Inc.	16,822	586
* Magnatek, Inc.	117,037	562
* C&D Technologies, Inc.	101,941	508
Standex International Corp.	24,317	503
Gibraltar Industries Inc.	26,178	484
* Insituform Technologies Inc. Class A	21,090	321
* Mesa Air Group Inc.	21,034	93

		403,882

Information Technology (18.0%)
* Trimble Navigation Ltd.	467,795	18,342
* Varian Semiconductor Equipment Associates, Inc.	311,517	16,672
* FLIR Systems, Inc.	259,610	14,380
* Itron, Inc.	117,566	10,942
* ANSYS, Inc.	303,371	10,366
* MICROS Systems, Inc.	158,744	10,329
* Anixter International Inc.	123,574	10,189
FactSet Research Systems Inc.	147,329	10,099
* Microsemi Corp.	298,695	8,328
* Benchmark Electronics, Inc.	284,485	6,791
* j2 Global Communications, Inc.	193,479	6,333
* CACI International, Inc.	121,143	6,189
* Skyworks Solutions, Inc.	639,578	5,782
* Informatica Corp.	341,852	5,367
* THQ Inc.	214,767	5,365
* Cymer, Inc.	139,241	5,345
* Plexus Corp.	181,414	4,971
* Insight Enterprises, Inc.	189,595	4,893
* Synaptics Inc.	102,282	4,885
* Comtech Telecommunications Corp.	91,161	4,876
* Progress Software Corp.	159,770	4,841
* Blue Coat Systems, Inc.	58,412	4,600
Blackbaud, Inc.	173,582	4,381
Technitrol, Inc.	159,606	4,301
* NETGEAR, Inc.	135,937	4,135
* Take-Two Interactive Software, Inc.	240,997	4,116
* Checkpoint Systems, Inc.	153,690	4,056
* ATMI, Inc.	135,211	4,022
* Cabot Microelectronics Corp.	93,328	3,990
* Brooks Automation, Inc.	276,316	3,935
United Online, Inc.	261,977	3,932
* Coherent, Inc.	122,438	3,928
* Diodes Inc.	118,777	3,813
MAXIMUS, Inc.	85,941	3,745
* Concur Technologies, Inc.	114,201	3,600
* Websense, Inc.	176,173	3,476
* Standard Microsystem Corp.	88,682	3,407
Daktronics, Inc.	125,112	3,406
* FEI Co.	108,069	3,397
* Harmonic, Inc.	309,558	3,284
* Littelfuse, Inc.	88,092	3,144
* Epicor Software Corp.	227,478	3,132
* ViaSat, Inc.	99,963	3,082
MTS Systems Corp.	71,767	2,986
* SPSS, Inc.	72,559	2,985
Black Box Corp.	68,222	2,917
* Manhattan Associates, Inc.	105,789	2,900
* FARO Technologies, Inc.	65,127	2,875
* Novatel Wireless, Inc.	126,576	2,867
* Rogers Corp.	69,164	2,849
* Electro Scientific Industries, Inc.	114,462	2,743
Park Electrochemical Corp.	79,190	2,659
* ManTech International Corp.	72,355	2,603
* Secure Computing Corp.	264,441	2,573
* Hutchinson Technology, Inc.	102,434	2,520
* Perficient, Inc.	114,628	2,507
Quality Systems, Inc.	66,925	2,451
* Brightpoint, Inc.	163,207	2,450
* JDA Software Group, Inc.	116,193	2,401
* Exar Corp.	179,692	2,347
* Newport Corp.	152,408	2,321
* The Knot, Inc.	107,996	2,296
* Ansoft Corp.	68,764	2,268
* Stratasys, Inc.	80,829	2,228
Methode Electronics, Inc. Class A	146,400	2,203
* Supertex, Inc.	54,273	2,164
* Bankrate, Inc.	45,210	2,085
* Authorize.Net Holdings Inc.	107,568	1,896
* C-COR Inc.	164,766	1,893
* Smith Micro Software, Inc.	117,253	1,883
* Kulicke&Soffa Industries, Inc.	221,157	1,875
* Tyler Technologies, Inc.	135,685	1,811
CTS Corp.	139,647	1,801
* Adaptec, Inc.	467,082	1,784
Cohu, Inc.	88,745	1,664
* Ciber, Inc.	211,954	1,655
X-Rite Inc.	113,831	1,644
* Avid Technology, Inc.	60,196	1,630
* Radiant Systems, Inc.	102,146	1,617
* EPIQ Systems, Inc.	85,883	1,616
Bel Fuse, Inc. Class B	46,510	1,612
* Advanced Energy Industries, Inc.	104,296	1,575
* Network Equipment Technologies, Inc.	105,072	1,524
* Arris Group Inc.	121,883	1,505
* CyberSource Corp.	124,108	1,451
* Digi International, Inc.	99,044	1,410
* LoJack Corp.	73,727	1,398
* SYNNEX Corp.	65,022	1,337
Agilysys, Inc.	76,654	1,295
* Neoware Systems, Inc.	79,081	1,283
* Ultratech, Inc.	91,261	1,265
* Pericom Semiconductor Corp.	102,159	1,197
* Veeco Instruments, Inc.	59,469	1,153
* Phoenix Technologies Ltd.	101,941	1,092
* RadiSys Corp.	86,021	1,071
* Kopin Corp.	265,283	1,011
* Gerber Scientific, Inc.	90,853	986
Cognex Corp.	49,629	881
* Bell Microproducts Inc.	119,428	743
InfoSpace, Inc.	38,176	670
* PC-Tel, Inc.	87,860	667
* Captaris Inc.	109,044	577
* ScanSource, Inc.	20,435	574
* Miva Inc.	116,952	552
* Tollgrade Communications, Inc.	51,965	526
* TTM Technologies, Inc.	43,490	503
* Photronics, Inc.	41,890	478
* Planar Systems, Inc.	68,334	459
Startek, Inc.	44,497	451
* Photon Dynamics, Inc.	40,027	362
* Axcelis Technologies, Inc.	67,881	347
* AMIS Holdings Inc.	31,917	310
* MKS Instruments, Inc.	14,557	277
* Symmetricom Inc.	54,592	257
* Sykes Enterprises, Inc.	14,836	246
* DSP Group Inc.	15,083	239
* SI International Inc.	7,099	203
* Rudolph Technologies, Inc.	14,223	197
* Napster, Inc.	54,269	177
* Actel Corp.	11,719	126
* Intevac, Inc.	7,948	121
* Mercury Computer Systems, Inc.	6,790	70
* Sonic Solutions, Inc.	2,311	24
Gevity HR, Inc.	1,390	14
* Ditech Networks Inc.	1,876	10
Keithley Instruments Inc.	800	8
* Catapult Communications Corp.	608	5

		374,373

Materials (4.7%)
AptarGroup Inc.	270,732	10,253
Texas Industries, Inc.	106,904	8,392
Cleveland-Cliffs Inc.	81,485	7,168
H.B. Fuller Co.	235,406	6,987
Quanex Corp.	145,266	6,825
* RTI International Metals, Inc.	76,264	6,045
* OM Group, Inc.	97,045	5,125
* Century Aluminum Co.	90,300	4,754
Arch Chemicals, Inc.	95,195	4,463
* Brush Engineered Materials Inc.	79,731	4,137
Ryerson Tull, Inc.	104,178	3,515
Rock-Tenn Co.	111,543	3,224
AMCOL International Corp.	86,220	2,853
* PolyOne Corp.	362,161	2,705
Deltic Timber Corp.	44,556	2,536
* Buckeye Technology, Inc.	148,814	2,253
* Headwaters Inc.	149,902	2,231
Myers Industries, Inc.	107,503	2,131
A.M. Castle&Co.	61,953	2,020
Neenah Paper Inc.	58,212	1,926
A. Schulman Inc.	95,060	1,876
Schweitzer-Mauduit International, Inc.	61,338	1,429
Penford Corp.	35,398	1,335
* Omnova Solutions Inc.	166,195	961
Quaker Chemical Corp.	39,506	929
Georgia Gulf Corp.	43,313	602
* Caraustar Industries, Inc.	114,088	509
Tronox Inc. Class B	10,553	95
* Material Sciences Corp.	7,923	84
Wausau Paper Corp.	4,684	52
Chesapeake Corp. of Virginia	2,594	22

		97,437

Telecommunication Services (0.1%)
* General Communication, Inc.	176,034	2,137

Utilities (5.3%)
Energen Corp.	278,135	15,887
Southern Union Co.	422,411	13,141
UGI Corp. Holding Co.	413,273	10,737
Atmos Energy Corp.	346,721	9,819
Piedmont Natural Gas, Inc.	288,973	7,250
Cleco Corp.	225,652	5,702
New Jersey Resources Corp.	109,586	5,434
ALLETE, Inc.	118,646	5,311
Northwest Natural Gas Co.	105,125	4,804
Southwest Gas Corp.	165,038	4,669
Avista Corp.	204,928	4,170
* El Paso Electric Co.	179,679	4,156
South Jersey Industries, Inc.	114,892	3,998
UIL Holdings Corp.	98,019	3,088
UniSource Energy Corp.	95,804	2,864
The Laclede Group, Inc.	84,433	2,725
American States Water Co.	66,727	2,602
CH Energy Group, Inc.	53,106	2,538
Central Vermont Public Service Corp.	40,107	1,466

		110,361

Exchange-Traded Fund (0.7%)
1 Vanguard REIT ETF	200,000	14,354

Total Common Stocks
(Cost $1,337,982)		2,090,577

Other Assets and Liabilities—Net (-0.4%)		(8,822)

Net Assets (100%)		2,081,755

*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2007, the cost of investment securities for tax purposes was $1,337,982,000. Net unrealized appreciation of investment securities for tax purposes was $752,595,000, consisting of unrealized gains of $759,059,000 on securities that had risen in value since their purchase and $6,464,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.0%)

Australia (6.3%)
BHP Billiton Ltd.	639,369	24,966
Commonwealth Bank of Australia	248,744	12,403
National Australia Bank Ltd.	314,000	11,030
Australia & New Zealand Bank Group Ltd.	355,388	9,340
Westpac Banking Corp., Ltd.	357,442	9,006
Woolworths Ltd.	233,964	6,154
Rio Tinto Ltd.	55,514	5,305
QBE Insurance Group Ltd.	167,678	5,011
Woodside Petroleum Ltd.	93,870	4,162
Macquarie Bank Ltd.	51,929	3,876
Brambles Ltd.	283,669	3,707
AMP Ltd.	373,945	3,489
CSL Ltd.	36,383	3,452
Suncorp-Metway Ltd.	184,789	3,318
Coles Group Ltd.	225,626	3,071
Wesfarmers Ltd.	77,596	2,881
Foster's Group Ltd.	403,714	2,334
Newcrest Mining Ltd.	91,652	2,279
Telstra Corp. Ltd.	586,140	2,260
Orica Ltd.	65,165	1,738
Australian Stock Exchange Ltd.	36,526	1,736
Insurance Australia Group Ltd.	371,943	1,727
Origin Energy Ltd.	183,794	1,673
Santos Ltd.	124,827	1,661
Publishing&Broadcasting Ltd.	93,234	1,627
Zinifex Ltd.	102,671	1,611
Alumina Ltd.	238,609	1,509
BlueScope Steel Ltd.	158,119	1,507
Tabcorp Holdings Ltd.	110,368	1,481
Transurban Group	222,720	1,439
Lend Lease Corp.	82,422	1,378
Leighton Holdings Ltd.	30,281	1,377
Toll Holdings Ltd.	117,002	1,357
AGL Energy Ltd.	93,490	1,314
WorleyParsons Ltd.	34,712	1,298
Amcor Ltd.	194,951	1,274
AXA Asia Pacific Holdings Ltd.	183,117	1,261
Babcock&Brown Ltd.	51,849	1,257
*Fortescue Metals Group Ltd.	29,183	1,226
John Fairfax Holdings Ltd.	263,058	1,099
Sonic Healthcare Ltd.	78,215	1,080
Qantas Airways Ltd.	217,005	1,072
OneSteel Ltd.	171,787	1,049
*Asciano Group	123,946	987
Aristocrat Leisure Ltd.	79,179	974
Computershare Ltd.	117,018	963
Coca-Cola Amatil Ltd.	116,963	932
Cochlear Ltd.	13,441	927
Tattersall's Ltd.	252,791	887
Boral Ltd.	136,749	870
Telstra Corp. Installment Receipt Exp. 3/31/08	339,714	858
Harvey Norman Holdings Ltd.	140,349	739
James Hardie Industries NV	115,770	730
Caltex Australia Ltd.	32,280	673
Macquarie Airports Group	173,693	668
Lion Nathan Ltd.	81,599	667
Goodman Fielder Ltd.	290,063	663
Perpetual Trustees Australia Ltd.	10,024	648
CSR Ltd.	225,908	621
Macquarie Communications Infrastructure Group	113,060	611
Symbion Health Ltd.	160,756	593
ABC Learning Centres Ltd.	95,507	555
Billabong International Ltd.	41,764	554
Challenger Financial Services Group Ltd.	95,966	527
Downer EDI Ltd.	86,182	477
Pacific Brands Ltd.	162,332	445
Ansell Ltd.	38,408	424
APN News&Media Ltd.	89,910	416
Paperlinx Ltd.	144,528	388
Iluka Resources Ltd.	70,932	347
Futuris Corp., Ltd.	177,109	334

		170,273

Austria (0.6%)
Erste Bank der Oesterreichischen Sparkassen AG	37,533	2,861
OMV AG	33,167	2,218
Voestalpine AG	23,068	1,994
Telekom Austria AG	75,528	1,978
Raiffeisen International Bank-Holding AG	7,736	1,131
Oesterreichische Elektrizitaetswirtschafts AG Class A	17,188	992
Wienerberger AG	15,708	980
*Meinl European Land Ltd.	65,418	935
Andritz AG	9,630	666
Wiener Staedtische Allgemeine Versicherung AG	9,229	645
*RHI AG	6,705	309
Mayr-Melnhof Karton AG	2,750	304
Flughafen Wien AG	2,101	216
*BETandWIN.com Interactive Entertainment AG	8,826	210
*Raiffeisen International Bank-Holding AG Rights Exp. 10/03/07	7,736	-

		15,439

Belgium (1.2%)
Fortis	238,535	7,033
KBC Bank&Verzekerings Holding	35,604	4,892
Dexia	103,593	3,136
InBev	32,826	2,972
Solvay SA	13,032	1,890
Belgacom SA	36,032	1,670
UCB SA	22,590	1,330
Delhaize Group	13,291	1,276
*Fortis Rights Exp. 10/9/07	238,535	1,265
Umicore	5,199	1,240
Colruyt NV	4,132	871
Mobistar SA	8,002	699
Bekaert NV	3,582	481
Cofinimmo	2,464	435
Omega Pharma SA	4,845	425
Agfa Gevaert NV	19,780	380
D'Ieteren SA	793	355
Compagnie Maritime Belge SA	4,434	328
Euronav SA	7,712	243
Barco NV	2,497	215

		31,136

Denmark (1.0%)
Novo Nordisk A/S B Shares	46,994	5,683
Danske Bank A/S	89,280	3,631
AP Moller-Maersk A/S B Shares	221	3,034
*Vestas Wind Systems A/S	37,105	2,933
Novozymes A/S	10,124	1,274
FLS Industries A/S B Shares	11,688	1,243
Carlsberg A/S B Shares	7,606	1,038
DSV A/S	43,900	1,037
*Jyske Bank A/S	12,985	1,012
Danisco A/S	11,079	862
NKT Holding A/S	6,190	695
*Topdanmark A/S	4,100	676
Trygvesta A/S	7,005	563
Sydbank A/S	12,611	550
*William Demant A/S	5,500	487
Coloplast A/S B Shares	5,050	480
H. Lundbeck A/S	14,918	406
East Asiatic Co. A/S	5,400	404
Dampskibsselskabet Torm A/S	9,770	400
*Bang&Olufsen A/S B Shares	3,359	380
*GN Store Nord A/S	32,367	328

		27,116

Finland (1.9%)
Nokia Oyj	767,130	29,108
Fortum Oyj	76,082	2,791
Sampo Oyj A Shares	84,474	2,574
UPM-Kymmene Oyj	92,661	2,236
Stora Enso Oyj R Shares	102,445	1,989
Metso Oyj	22,040	1,515
Kone Oyj	18,015	1,312
Neste Oil Oyj	29,977	1,092
Rautaruuki Oyj	15,970	966
Elisa Oyj Class A	29,643	922
Kesko Oyj	13,560	900
Outokumpu Oyj A Shares	23,800	856
Nokian Renkaat Oyj	20,490	804
Wartsila Oyj B Shares	10,675	731
YIT Oyj	23,762	705
Orion Oyj	22,400	569
KCI Konecranes Oyj	12,550	506
OKO Bank (Osuuspankkien Keskuspankki Oyj)	24,361	505
SanomaWSOY Oyj	15,621	485
Uponor Oyj	12,590	390
Cargotec Corp.	7,817	384
Amer Sports Oyj A Shares	13,971	323
TietoEnator Oyj B Shares	12,255	275

		51,938

France (9.7%)
Total SA	409,152	33,155
BNP Paribas SA	156,318	17,107
Sanofi-Aventis	191,721	16,248
AXA	291,001	13,032
France Telecom SA	350,133	11,687
Societe Generale Class A	68,248	11,483
Suez SA	189,008	11,107
Vivendi SA	222,382	9,397
Carrefour SA	109,487	7,664
Groupe Danone	83,776	6,595
Cie. de St. Gobain SA	62,950	6,573
Air Liquide SA	46,942	6,277
Vinci SA	77,909	6,103
L'Oreal SA	45,331	5,935
LVMH Louis Vuitton Moet Hennessy	46,961	5,621
Veolia Environnement	62,366	5,362
Schneider Electric SA	42,218	5,331
Renault SA	35,373	5,133
Credit Agricole SA	128,675	4,925
Lafarge SA	28,522	4,420
Pernod Ricard SA	17,884	3,890
Alstom	18,780	3,813
Unibail Co.	14,714	3,782
Compagnie Generale des Etablissements Michelin SA	26,552	3,580
Bouygues SA	39,224	3,384
Accor SA	37,921	3,364
Alcatel-Lucent	301,557	3,077
Pinault-Printemps-Redoute SA	15,470	2,910
Vallourec SA	9,294	2,675
PSA Peugeot Citroen	30,964	2,560
Essilor International SA	39,201	2,458
STMicroelectronics NV	121,676	2,040
Gaz de France	38,855	2,017
Lagardere S.C.A.	23,469	1,999
Technip SA	21,631	1,931
Cap Gemini SA	25,793	1,587
Alcatel-Lucent ADR	132,540	1,349
Hermes International	11,218	1,257
CNP Assurances	9,816	1,253
Etablissements Economiques du Casino Guichard-Perrachon SA	10,114	1,061
Klepierre	18,333	1,049
Sodexho Alliance SA	14,591	1,009
Air France	27,456	1,009
Neopost SA	7,107	1,001
Publicis Groupe SA	24,048	990
Valeo SA	16,099	897
Safran SA	37,125	895
Dassault Systemes SA	13,419	877
*Atos Origin SA	15,083	877
Thales SA	14,397	844
Thomson SA	49,003	747
*Business Objects SA	16,537	741
SCOR SA	24,153	647
Icade	8,202	596
PagesJaunes SA	27,651	568
Aeroports de Paris (ADP)	4,857	560
Gecina SA	3,291	558
M6 Metropole Television	17,411	504
Societe Television Francaise 1	17,999	484
Imerys SA	5,239	477
Zodiac SA	5,969	429
Societe BIC SA	4,159	355
Societe des Autoroutes Paris-Rhin-Rhone	3,192	335

		259,591

Germany (8.6%)
Siemens AG	158,956	21,801
E.On AG	117,552	21,702
Allianz AG	83,728	19,503
DaimlerChrysler AG (Registered)	172,340	17,259
BASF AG	95,751	13,234
Deutsche Bank AG	97,255	12,496
Deutsche Telekom AG	543,087	10,664
Bayer AG	134,066	10,660
RWE AG	83,409	10,480
SAP AG	166,555	9,756
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	40,631	7,800
Volkswagen AG	31,114	7,024
Deutsche Boerse AG	38,891	5,290
Commerzbank AG	121,761	4,921
ThyssenKrupp AG	67,254	4,274
Deutsche Post AG	139,874	4,065
Continental AG	26,082	3,603
Porsche AG	1,671	3,545
Man AG	22,364	3,250
Linde AG	23,208	2,883
Volkswagen AG Pfd.	20,740	2,850
Metro AG	30,411	2,745
*Infineon Technologies AG	150,747	2,594
Adidas AG	39,418	2,584
Fresenius Medical Care AG	38,024	2,018
Henkel KGaA Pfd.	35,642	1,833
Salzgitter AG	8,149	1,597
Merck KGaA	12,957	1,561
Beiersdorf AG	19,022	1,423
Hypo Real Estate Holding AG	24,473	1,390
Deutsche Postbank AG	17,658	1,295
*TUI AG	44,520	1,195
Hochtief AG	9,110	1,104
Deutsche Lufthansa AG	36,958	1,061
Celesio AG	15,401	972
Henkel KGaA	19,569	926
IVG Immobilien AG	22,297	830
Solarworld AG	13,840	794
*Qiagen NV	40,705	785
RWE AG Pfd.	6,311	710
Puma AG	1,243	534
Rheinmetall AG	6,594	523
*Arcandor AG	15,369	514
Heidelberger Druckmaschinen AG	11,615	507
ProSieben Sat.1 Media AG	15,719	494
Wincor Nixdorf AG	5,806	480
Douglas Holding AG	7,215	451
Altana AG	16,870	406
Bilfinger Berger AG	4,886	382
Suedzucker AG	16,860	339
MLP AG	14,449	193
*Premier AG	6,280	135

		229,435

Greece (0.8%)
National Bank of Greece SA	72,936	4,653
Alpha Credit Bank SA	70,748	2,458
Hellenic Telecommunications Organization SA	61,832	2,297
Bank of Piraeus	57,317	2,044
EFG Eurobank Ergasias	51,451	1,805
Greek Organization of Football Prognostics	42,732	1,652
Coca-Cola Hellenic Bottling Co. SA	22,227	1,286
Cosmote Mobile Communications SA	25,460	874
Public Power Corp.	21,750	861
Titan Cement Co. SA	13,050	674
National Bank of Greece SA ADR	40,997	529
Hellenic Telecommunications Organization SA ADR	25,537	480
Hellenic Technodomiki Tev SA	32,316	432
Hellenic Petroleum SA	26,280	420
Viohalco, Hellenic Copper&Aluminum Industry SA	24,250	399
Motor Oil (Hellas) Corinth Refineries SA	13,674	362
Hellenic Exchanges SA	11,100	355
Folli-Follie SA	6,390	260

		21,841

Hong Kong (2.1%)
Hong Kong Exchanges&Clearing Ltd.	199,000	6,069
Cheung Kong Holdings Ltd.	295,500	4,865
Sun Hung Kai Properties Ltd.	271,064	4,560
Hutchison Whampoa Ltd.	379,512	4,053
Esprit Holdings Ltd.	181,472	2,875
Hang Seng Bank Ltd.	140,243	2,488
Swire Pacific Ltd. A Shares	174,088	2,106
Hang Lung Properties Ltd.	448,810	2,004
Boc Hong Kong Holdings Ltd.	759,000	1,919
CLP Holdings Ltd.	261,932	1,811
Li&Fung Ltd.	426,835	1,805
Henderson Land Development Co. Ltd.	198,006	1,564
Hong Kong Electric Holdings Ltd.	296,100	1,537
Bank of East Asia Ltd.	264,949	1,485
New World Development Co., Ltd.	510,750	1,407
Hong Kong&China Gas Co., Ltd.	600,394	1,397
Wharf Holdings Ltd.	284,215	1,392
*Foxconn International Holdings Ltd.	436,000	1,191
Kerry Properties Ltd.	129,000	990
Tencent Holdings Ltd.	125,200	805
Sino Land Co.	321,000	796
Kingboard Chemical Holdings Ltd.	125,000	795
Shangri-La Asia Ltd.	214,510	721
Shui On Land Ltd.	485,500	589
PCCW Ltd.	847,000	560
Hopewell Holdings Ltd.	114,000	543
MTR Corp.	179,500	534
Cathay Pacific Airways Ltd.	186,770	511
Hysan Development Co., Ltd.	179,000	495
Yue Yuen Industrial (Holdings) Ltd.	149,000	446
Wing Hang Bank Ltd.	38,500	443
ASM Pacific Technology Ltd.	47,000	415
Shun Tak Holdings Ltd.	252,000	404
Hutchison Telecommunications International Ltd.	264,000	366
Belle International Holdings Ltd.	272,000	358
Tingyi Holding Corp.	174,350	272
Giordano International Ltd.	545,000	267
Orient Overseas International Ltd.	25,300	240
Techtronic Industries Co., Ltd.	209,000	238
Cheung Kong Infrastructure Holdings Ltd.	59,000	221
Melco International Development Corp.	99,000	185
Television Broadcasts Ltd.	29,000	174
Johnson Electric Holdings Ltd.	200,998	105

		56,001

Ireland (0.7%)
Allied Irish Banks PLC	170,935	4,140
CRH PLC	101,457	4,015
Bank of Ireland	188,967	3,518
*Elan Corp. PLC	81,230	1,713
Irish Life&Permanent PLC	59,339	1,317
Kerry Group PLC A Shares	30,137	893
*Ryanair Holdings PLC	84,564	611
*Grafton Group PLC	48,615	545
IAWS Group PLC	19,285	429
Independent News&Media PLC	113,866	424
DCC PLC	14,353	423
C&C Group PLC	42,535	352
Paddy Power PLC	9,665	340
Kingspan Group PLC	15,356	338
Greencore Group PLC	28,849	187

		19,245

Italy (3.8%)
Eni SpA	496,686	18,341
Unicredito Italiano SpA	1,488,152	12,740
Intesa Sanpaolo SpA	1,422,308	10,965
Enel SpA	833,403	9,405
Assicurazioni Generali SpA	193,192	8,491
Telecom Italia SpA	2,069,035	6,263
Fiat SpA	129,329	3,907
Unione Di Banche Italiane ScpA	119,522	3,213
Telecom Italia SpA RNC	1,194,637	2,880
Capitalia SpA	296,664	2,841
*Banco Popolare SpA	117,001	2,621
Mediobanca Banca di Credito Finanziaria SpA	90,823	1,986
Atlantia SpA	53,491	1,807
Finmeccanica SpA	51,290	1,490
Banca Monte dei Paschi di Siena SpA	234,540	1,440
Mediaset SpA	134,590	1,389
Banca Popolare di Milano SpA	84,784	1,253
Intesa Sanpaolo SpA Non Convertible Risp.	157,019	1,148
Snam Rete Gas SpA	176,316	1,095
Alleanza Assicurazioni SpA	79,008	1,051
Terna SpA	276,775	1,021
Parmalat SpA	258,322	915
*Pirelli&C. Accomandita per Azioni SpA	699,139	842
Luxottica Group SpA	19,766	671
Fondiaria - Sai SpA	13,646	641
Lottomatica SpA	16,127	581
Autogrill SpA	29,838	574
Seat Pagine Gialle SpA	817,938	456
Mondadori (Arnoldo) Editore SpA	40,411	391
Mediolanum SpA	54,902	389
Italcementi SpA	13,888	307
Compagnia Assicuratrice Unipol SpA	98,018	307
Bulgari SpA	17,870	281
*Parmalat Finanziaria SpA	34,147	-

		101,702

Japan (20.5%)
Toyota Motor Corp.	514,887	30,122
Mitsubishi UFJ Financial Group	1,521	13,278
Takeda Pharmaceutical Co. Ltd.	161,894	11,354
Canon, Inc.	204,633	11,104
Mizuho Financial Group, Inc.	1,892	10,686
Honda Motor Co., Ltd.	300,100	9,994
Sumitomo Mitsui Financial Group, Inc.	1,263	9,802
Nintendo Co.	18,600	9,603
Sony Corp.	193,300	9,292
Mitsubishi Corp.	259,950	8,187
Nippon Steel Corp.	1,114,970	7,992
Mitsui&Co., Ltd.	328,000	7,932
JFE Holdings, Inc.	112,200	7,913
Matsushita Electric Industrial Co., Ltd.	381,153	7,081
Mitsubishi Estate Co., Ltd.	228,000	6,498
Tokyo Electric Power Co.	235,970	5,945
Komatsu Ltd.	174,800	5,827
Millea Holdings, Inc.	144,400	5,784
Nomura Holdings Inc.	343,400	5,713
Shin-Etsu Chemical Co., Ltd.	79,900	5,497
Toshiba Corp.	574,000	5,334
East Japan Railway Co.	662	5,219
Japan Tobacco, Inc.	881	4,832
Astellas Pharma Inc.	99,614	4,760
Mitsubishi Electric Corp.	379,000	4,728
Nippon Telegraph and Telephone Corp.	1,014	4,711
Sumitomo Metal Industries Ltd.	804,000	4,661
Mitsui Fudosan Co., Ltd.	165,000	4,556
NTT DoCoMo, Inc.	3,130	4,449
Nissan Motor Co., Ltd.	443,500	4,425
Fuji Photo Film Co., Ltd.	95,900	4,406
Hitachi Ltd.	634,000	4,196
Daiichi Sankyo Co., Ltd.	138,263	4,145
Mitsubishi Heavy Industries Ltd.	631,000	4,102
Sumitomo Corp.	209,200	4,018
Fanuc Co., Ltd.	37,800	3,837
Seven and I Holdings Co., Ltd.	147,720	3,785
KDDI Corp.	490	3,631
Sharp Corp.	198,000	3,579
Kansai Electric Power Co., Inc.	152,050	3,468
Denso Corp.	91,100	3,417
Itochu Corp.	282,000	3,404
Central Japan Railway Co.	312	3,308
Chubu Electric Power Co.	126,700	3,276
Mitsui OSK Lines Ltd.	196,000	3,154
Murata Manufacturing Co., Ltd.	39,100	2,803
Kyocera Corp.	29,800	2,779
Sumitomo Realty&Development Co.	78,000	2,731
Kao Corp.	90,401	2,695
Marubeni Corp.	292,000	2,665
Mitsui Sumitomo Insurance Co.	226,880	2,654
Fujitsu Ltd.	375,000	2,638
Ricoh Co.	125,000	2,631
Daiwa Securities Group Inc.	272,000	2,574
Sumitomo Chemical Co.	300,000	2,562
Bridgestone Corp.	116,231	2,559
T&D Holdings, Inc.	39,640	2,428
Sumitomo Electric Industries Ltd.	152,800	2,423
Sumitomo Metal Mining Co.	100,000	2,411
Hoya Corp.	70,800	2,406
Softbank Corp.	126,000	2,314
Asahi Glass Co., Ltd.	163,035	2,185
Eisai Co., Ltd.	46,100	2,176
Daikin Industries Ltd.	44,100	2,115
Nippon Oil Corp.	229,000	2,114
Kyushu Electric Power Co., Inc.	78,500	2,074
Secom Co., Ltd.	42,700	2,048
TDK Corp.	23,100	2,025
Sompo Japan Insurance Inc.	175,000	2,002
Resona Holdings Inc.	1,170	1,997
Tokyo Gas Co., Ltd.	427,000	1,982
Kirin Brewery Co., Ltd.	150,000	1,977
Nippon Yusen Kabushiki Kaisha Co.	198,000	1,923
Mitsubishi Chemical Holdings Corp.	219,500	1,906
Tohoku Electric Power Co.	89,000	1,899
Olympus Corp.	46,000	1,882
Aeon Co., Ltd.	133,573	1,880
Ibiden Co., Ltd.	22,200	1,859
Kubota Corp.	226,000	1,846
Nikon Corp.	54,000	1,845
Nippon Mining Holdings Inc.	185,000	1,845
Rohm Co., Ltd.	20,900	1,843
Dai-Nippon Printing Co., Ltd.	128,000	1,825
Tokyo Electron Ltd.	28,400	1,791
Inpex Holdings, Inc.	174	1,779
Toray Industries, Inc.	223,000	1,764
NGK Insulators Ltd.	55,000	1,762
Asahi Kasei Corp.	217,000	1,746
Bank of Yokohama Ltd.	249,000	1,710
NEC Corp.	349,400	1,689
West Japan Railway Co.	350	1,668
Sumitomo Trust&Banking Co., Ltd.	219,000	1,649
Kobe Steel Ltd.	441,000	1,639
SMC Corp.	11,900	1,624
Aisin Seiki Co., Ltd.	40,700	1,618
Keyence Corp.	7,271	1,609
Shiseido Co., Ltd.	72,000	1,596
Terumo Corp.	31,600	1,591
Konica Minolta Holdings, Inc.	94,000	1,587
Ajinomoto Co., Inc.	121,000	1,511
Yamada Denki Co., Ltd.	15,240	1,501
Nitto Denko Corp.	32,300	1,496
Osaka Gas Co., Ltd.	404,000	1,415
Mitsui Chemicals, Inc.	140,000	1,382
Nidec Corp.	19,500	1,359
Tokyu Corp.	206,000	1,342
Daiwa House Industry Co., Ltd.	103,000	1,339
Asahi Breweries Ltd.	87,300	1,329
Kawasaki Kisen Kaisha Ltd.	90,000	1,314
Sekisui House Ltd.	101,859	1,280
Yamato Holdings Co., Ltd.	83,000	1,241
Chiba Bank Ltd.	160,000	1,230
Toppan Printing Co., Ltd.	118,000	1,212
Yahoo Japan Corp.	3,138	1,183
Dentsu Inc.	416	1,178
Omron Corp.	44,400	1,170
Sumitomo Heavy Industries Ltd.	91,000	1,165
Japan Steel Works Ltd.	69,513	1,148
Toyota Tsusho Corp.	43,293	1,146
Electric Power Development Co., Ltd.	29,440	1,141
Nippon Electric Glass Co., Ltd.	69,500	1,112
NTT Data Corp.	249	1,106
Shizuoka Bank Ltd.	114,000	1,103
Hankyu Corp.	216,304	1,102
Mitsubishi Materials Corp.	172,000	1,063
Matsushita Electric Works, Ltd.	84,000	1,009
Kuraray Co., Ltd.	79,500	1,004
Mitsui Trust Holding Inc.	128,100	994
Tokyu Land Corp.	99,000	988
Leopalace21 Corp.	30,200	988
Nikko Securities Co., Ltd.	78,587	986
Yamaha Motor Co., Ltd.	38,800	985
Kintetsu Corp.	312,190	968
Tokyo Tatemono Co., Ltd.	76,000	963
JS Group Corp.	54,412	945
Makita Corp.	21,600	941
Credit Saison Co., Ltd.	35,800	920
Kawasaki Heavy Industries Ltd.	236,000	919
Hokkaido Electric Power Co., Ltd.	42,500	918
Furukawa Electric Co.	188,000	916
Shionogi&Co., Ltd.	58,000	892
Shinsei Bank, Ltd.	280,014	878
Odakyu Electric Railway Co.	136,000	876
Nippon Sheet Glass Co., Ltd.	140,000	851
Nisshin Steel Co.	188,000	843
Daito Trust Construction Co., Ltd.	17,500	842
Chugai Pharmaceutical Co., Ltd.	50,300	829
Advantest Corp.	26,400	823
Keio Electric Railway Co., Ltd.	132,000	821
Nomura Research Institute, Ltd.	23,900	811
Bank of Kyoto Ltd.	67,000	807
Kyowa Hakko Kogyo Co.	78,000	800
Trend Micro Inc.	18,500	799
Hirose Electric Co., Ltd.	6,500	788
Nissin Food Products Co., Ltd.	22,000	783
NTN Corp.	87,000	774
Tobu Railway Co., Ltd.	165,000	774
Sumco Corp.	18,660	755
Citizen Watch Co., Ltd.	75,100	754
Nippon Express Co., Ltd.	152,000	753
*Elpida Memory Inc.	20,500	748
Shimizu Corp.	137,000	743
Sekisui Chemical Co.	100,000	731
Sapporo Hokuyo Holdings, Inc.	73	723
*J. Front Retailing Co., Ltd.	73,200	720
Joyo Bank Ltd.	127,000	704
TonenGeneral Sekiyu K.K.	70,000	702
Showa Denko K.K.	186,000	701
NSK Ltd.	80,000	699
Yamaha Corp.	30,900	690
Oriental Land Co., Ltd.	11,900	689
OJI Paper Co., Ltd.	142,000	687
The Hiroshima Bank, Ltd.	126,200	686
Ishikawajima-Harima Heavy Industries Co.	219,000	685
Stanley Electric Co.	28,500	684
Fukuoka Financial Group, Inc.	116,800	681
Tanabe Seiyaku Co., Ltd.	54,000	680
Toyo Seikan Kaisha Ltd.	35,100	660
Fuji Electric Holdings Co., Ltd.	148,000	657
JGC Corp.	34,000	652
JSR Corp.	26,100	637
Mitsubishi Gas Chemical Co.	69,000	637
Taisho Pharmaceutical Co.	32,000	629
Toho Co., Ltd.	31,900	629
Gunma Bank Ltd.	94,000	624
Taisei Corp.	215,000	621
77 Bank Ltd.	92,000	617
Hokuhoku Financial Group, Inc.	215,100	606
Kikkoman Corp.	40,000	603
Showa Shell Sekiyu K.K.	47,000	602
CSK Corp.	15,400	600
Sojitz Holdings Corp.	138,000	597
SBI Holdings, Inc.	2,283	596
Takashimaya Co.	53,860	596
Nippon Paper Group, Inc.	193	596
Sankyo Co., Ltd.	14,600	590
Keihin Electric Express Railway Co., Ltd.	91,000	588
Tokuyama Corp.	39,000	588
Namco Bandai Holdings Inc.	40,400	585
All Nippon Airways Co., Ltd.	149,000	580
Casio Computer Co.	40,600	579
Teijin Ltd.	119,000	579
Amada Co., Ltd.	52,000	578
NGK Spark Plug Co.	37,000	572
Mitsubishi Securities Co., Ltd.	64,000	571
Daicel Chemical Industries Ltd.	72,000	568
NOK Corp.	26,500	566
Idemitsu Kosan Co. Ltd.	5,009	560
Shinko Securities Co., Ltd.	121,000	557
Mitsubishi Rayon Co., Ltd.	79,000	557
Uni-Charm Corp.	8,900	545
Hitachi Construction Machinery Co.	13,600	540
Chiyoda Corp.	30,000	538
Marui Co., Ltd.	48,700	536
Mitsui Engineering&Shipbuilding Co., Ltd.	95,000	535
Toyota Boshoku Corp.	15,900	534
Benesse Corp.	13,900	531
Taiheiyo Cement Corp.	140,000	530
Lawson Inc.	16,800	530
JTEKT Corp.	30,100	528
Hino Motors, Ltd.	69,000	526
AEON Mall Co., Ltd.	17,300	526
Takefuji Corp.	26,460	524
Ohbayashi Corp.	113,000	522
Toyoda Gosei Co., Ltd.	14,400	518
The Suruga Bank, Ltd.	42,000	510
Nisshin Seifun Group Inc.	53,900	507
Dowa Mining Co., Ltd.	40,000	504
Tosoh Corp.	78,000	504
The Nishi-Nippon City Bank, Ltd.	178,000	498
Kaneka Corp.	59,000	494
THK Co., Inc.	23,400	492
Fast Retailing Co., Ltd.	8,500	489
Nippon Meat Packers, Inc.	44,000	488
Kajima Corp.	142,000	486
Kurita Water Industries Ltd.	14,300	482
Seiko Epson Corp.	19,400	479
Toto Ltd.	64,000	463
FamilyMart Co., Ltd.	17,500	455
Mabuchi Motor Co.	7,000	455
Santen Pharmaceutical Co., Ltd.	18,100	453
Rakuten, Inc.	1,154	451
Sega Sammy Holdings Inc.	33,188	441
Isetan Co.	32,600	439
Nomura Real Estate Holdings Inc.	15,000	437
Yakult Honsha Co., Ltd.	19,200	436
Meiji Seika Kaisha Ltd.	85,000	427
Susuken Co., Ltd.	12,660	426
Yokogawa Electric Corp.	35,000	424
The Hachijuni Bank Ltd.	58,600	420
Mitsumi Electric Co., Ltd.	10,300	418
*Jupiter Telecommunications Co., Ltd.	540	418
House Foods Industry Corp.	24,000	418
Taiyo Yuden Co., Ltd.	21,000	414
Promise Co., Ltd.	16,967	412
*Japan Airlines System Co.	189,000	409
Shimano, Inc.	11,700	408
Meiji Dairies Corp.	72,000	406
Tokai Rika Co., Ltd.	14,500	402
Glory Ltd.	12,500	396
*Sanyo Electric Co., Ltd.	240,000	394
Hakuhodo DY Holdings Inc.	5,600	392
Nichirei Corp.	85,000	389
Nisshinbo Industries, Inc.	28,000	388
Mitsui Mining&Smelting Co., Ltd.	90,000	386
Kamigumi Co., Ltd.	46,000	385
Canon Sales Co. Inc.	19,000	380
Dai-Nippon Ink&Chemicals, Inc.	86,000	379
Sumitomo Rubber Industries Ltd.	30,000	376
Acom Co., Ltd.	16,810	374
Nitori Co., Ltd.	7,800	368
Diamond Lease Co., Ltd.	11,080	366
Fujikura Ltd.	58,000	366
Keisei Electric Railway Co., Ltd.	66,000	365
Mitsubishi Logistics Corp.	26,000	365
Ube Industries Ltd.	103,000	363
Denki Kagaku Kogyo K.K.	64,000	358
Konami Corp.	13,100	357
Kinden Corp.	39,000	355
Shimamura Co., Ltd.	3,800	355
Obic Co., Ltd.	1,800	348
Asics Corp.	22,596	348
Pioneer Corp.	28,300	346
NHK Spring Co.	45,000	342
Coca-Cola West Japan Co., Ltd.	14,500	341
Uny Co., Ltd.	39,000	339
Alps Electric Co., Ltd.	28,000	336
SBI E*Trade Securities Co., Ltd.	353	333
Rinnai Corp.	11,100	330
Otsuka Corp.	3,360	329
*K.K. DaVinci Advisors	436	326
Sumitomo Titanium Corp.	3,714	322
*Haseko Corp.	130,922	312
Nippon Shokubai Co., Ltd.	32,000	311
Oracle Corp. Japan	6,700	306
Hitachi Cable Ltd.	49,000	303
Asatsu-DK Inc.	9,400	303
Mitsukoshi, Ltd.	65,000	294
Toyobo Ltd.	124,000	289
MEDICEO Holdings Co., Ltd.	18,500	282
Wacoal Corp.	23,000	282
Daido Steel Co., Ltd.	33,000	280
Shinko Electric Industries Co., Ltd.	12,573	277
JAFCO Co., Ltd.	7,500	277
ZEON Corp.	28,000	275
Shimachu Co.	10,400	274
Onward Kashiyama Co., Ltd.	27,000	272
Sumitomo Bakelite Co. Ltd.	47,000	270
Nippon Sanso Corp.	30,000	269
Seino Transportation Co., Ltd.	29,000	267
Yaskawa Electric Corp.	21,000	260
Aiful Corp.	16,500	258
Aderans Co. Ltd.	12,200	255
Ushio Inc.	14,000	254
Fuji Television Network, Inc.	126	253
Minebea Co., Ltd.	37,000	252
Hitachi High-Technologies Corp.	10,851	248
Toda Corp.	46,000	242
Dai-Nippon Screen Manufacturing Co., Ltd.	40,000	240
Yamazaki Baking Co., Ltd.	32,000	240
Hitachi Chemical Co., Ltd.	11,400	235
Sanwa Shutter Corp.	42,000	235
Ebara Corp.	51,000	235
Circle K Sunkus Co., Ltd.	15,100	234
Nippon Kayaku Co., Ltd.	28,000	232
Central Glass Co., Ltd.	46,000	231
Matsui Securities Co., Ltd.	29,500	225
Kokuyo Co., Ltd.	21,600	224
EDION Corp.	20,114	223
Nissan Chemical Industries, Ltd.	18,000	222
Aeon Credit Service Co. Ltd.	20,610	221
Kose Corp.	8,320	220
Sapporo Holdings Ltd.	32,000	211
Tokyo Steel Manufacturing Co.	13,300	206
Daifuku Co., Ltd.	18,000	205
OSG Corp.	19,541	203
Q.P. Corp.	21,400	195
Okuma Corp.	13,373	194
Hitachi Capital Corp.	15,000	188
Toyo Suisan Kaisha, Ltd.	10,000	188
Gunze Ltd.	38,000	187
*NEC Electronics Corp.	6,400	183
USS Co., Ltd.	2,780	182
Hikari Tsushin, Inc.	6,600	180
Nishimatsu Construction Co.	59,000	178
Comsys Holdings Corp.	16,000	175
Tokyo Broadcasting System, Inc.	6,200	173
Hankyu Department Stores, Inc.	21,000	173
Komori Corp.	7,000	171
Itochu Techno-Science Corp.	4,800	169
Kansai Paint Co., Ltd.	22,000	168
Aoyama Trading Co., Ltd.	6,600	167
Ryohin Keikaku Co., Ltd.	2,900	167
*Access Co., Ltd.	50	165
TIS Inc.	8,400	163
Round One Corp.	73	161
Ito En, Ltd.	6,200	151
*Oki Electric Industry Co. Ltd.	86,000	148
Alfresa Holdings Corp.	2,200	140
eAccess Ltd.	251	139
Meitec Corp.	4,300	126
Takara Holdings Inc.	20,000	117
Sumitomo Osaka Cement Co., Ltd.	45,000	111
Okumura Corp.	21,000	107
Nippon Light Metal Co.	46,000	101
Matsumotokiyoshi Co., Ltd.	4,500	84
Autobacs Seven Co., Ltd.	3,200	83
Sanken Electric Co., Ltd.	16,000	78
Toho Titanium Co., Ltd.	2,022	74
Fuji Soft ABC Inc.	3,200	65
*The Goodwill Group, Inc.	331	62
Tokyo Seimitsu Co., Ltd.	1,904	39
Park24 Co., Ltd.	4,222	38
*Dowa Mining Co., Ltd. Rights Exp. 1/29/10	32,000	20

		550,985

Luxembourg (0.5%)
ArcelorMittal	168,010	13,244

Netherlands (3.6%)
ABN-AMRO Holding NV	337,934	17,759
ING Groep NV	359,065	15,957
Unilever NV	328,499	10,132
Koninklijke (Royal) Philips Electronics NV	210,060	9,453
Koninklijke KPN NV	371,562	6,439
Aegon NV	281,870	5,390
Akzo Nobel NV	50,770	4,184
Koninklijke Ahold NV	236,034	3,562
TNT NV	79,908	3,348
Heineken NV	48,880	3,206
*ASML Holding NV	89,415	2,950
Reed Elsevier NV	124,084	2,359
Koninklijke Numico NV	29,300	2,270
European Aeronautic Defence and Space Co.	57,461	1,765
Koninklijke DSM NV	29,489	1,589
Wolters Kluwer NV	47,321	1,402
Fugro NV	12,572	1,020
SBM Offshore NV	21,169	832
Corio NV	9,395	800
Vedior NV	32,430	714
Wereldhave NV	5,156	620
Randstad Holding NV	9,469	513
Hagemeyer NV	107,005	494
Oce NV	19,479	409
Corporate Express	27,766	304

		97,471

New Zealand (0.2%)
Telecom Corp. of New Zealand Ltd.	389,655	1,319
Fletcher Building Ltd.	113,410	1,090
Auckland International Airport Ltd.	246,342	583
Contact Energy Ltd.	78,721	548
Sky City Entertainment Group Ltd.	130,928	517
Fisher&Paykel Appliances Holdings Ltd.	100,869	272
Vector Ltd.	129,102	240
Sky Network Television Ltd.	42,839	187
Fisher&Paykel Healthcare Corp. Ltd.	74,048	185

		4,941

Norway (1.1%)
Norsk Hydro ASA	131,530	5,711
Statoil ASA	116,536	3,977
Telenor ASA	167,126	3,337
Orkla ASA	165,289	2,948
DnB NOR ASA	149,080	2,287
Yara International ASA	42,152	1,333
*Renewable Energy Corp. AS	27,474	1,264
*SeaDrill Ltd.	46,759	1,050
Acergy SA	34,455	1,024
Aker Kvaerner ASA	27,425	873
*Marine Harvest	632,802	805
Storebrand ASA	50,800	789
Petroleum Geo-Services ASA	26,220	757
Tandberg ASA	26,900	646
Prosafe ASA	35,155	628
Frontline Ltd.	11,460	561
Schibsted ASA	9,980	525
Norske Skogindustrier ASA	44,614	478
*TGS Nopec Geophysical Co. ASA	16,641	339
Tomra Systems ASA	23,800	172
Stolt-Nielsen SA	5,147	153
*Det Norske Oljeselskap (DNO) ASA	56,440	117
*Ocean Rig ASA	6,837	50

		29,824

Portugal (0.4%)
Electricidade de Portugal SA	409,402	2,394
Portugal Telecom SGPS SA	161,196	2,260
Banco Comercial Portugues SA	430,251	1,794
Banco Espirito Santo SA	49,092	1,118
Brisa-Auto Estradas de Portugal SA	70,501	925
Sonae SGPS SA	211,326	550
Banco BPI SA	60,883	516
Cimpor-Cimento de Portugal SA	57,245	475
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	30,594	456
Jeronimo Martins, SGPS, SA	60,548	373
*Sonae Industria - SGPS SA	25,286	285

		11,146

Singapore (1.2%)
Singapore Telecommunications Ltd.	1,405,290	3,796
United Overseas Bank Ltd.	230,504	3,422
DBS Group Holdings Ltd.	223,082	3,232
Oversea-Chinese Banking Corp., Ltd.	478,300	2,858
Capitaland Ltd.	325,000	1,780
Singapore Exchange Ltd.	171,000	1,480
Keppel Corp., Ltd.	147,276	1,425
Singapore Airlines Ltd.	100,710	1,258
City Developments Ltd.	111,000	1,208
Singapore Press Holdings Ltd.	339,250	985
Sembcorp Industries Ltd.	183,660	797
Fraser&Neave Ltd.	199,650	764
Singapore Technologies Engineering Ltd.	284,906	746
Cosco Corp. Singapore Ltd.	183,000	732
Venture Corp. Ltd.	56,000	621
SembCorp Marine Ltd.	187,600	580
Keppel Land Ltd.	96,000	535
Neptune Orient Lines Ltd.	140,000	498
United Overseas Land Ltd.	141,750	495
Parkway Holdings Ltd.	166,200	473
ComfortDelGro Corp. Ltd.	353,000	459
Wing Tai Holdings Ltd.	166,000	430
Noble Group Ltd.	268,000	391
Allgreen Properties Ltd.	278,681	359
Singapore Land Ltd.	51,000	349
Olam International Ltd.	152,000	321
Singapore Petroleum Co. Ltd.	67,000	307
Singapore Post Ltd.	356,000	292
SMRT Corp. Ltd.	244,000	281
Jardine Cycle N Carriage Ltd.	14,037	174
*Chartered Semiconductor Manufacturing Ltd.	152,398	113

		31,161

Spain (4.2%)
Telefonica SA	837,270	23,392
Banco Santander Central Hispano SA	1,173,753	22,860
Banco Bilbao Vizcaya Argentaria SA	697,416	16,358
Iberdrola SA	172,366	10,106
Endesa SA	118,931	6,795
Repsol YPF SA	146,797	5,224
Altadis SA	45,277	3,161
Banco Popular Espanol SA	170,690	2,943
Industria de Diseno Textil SA	43,517	2,942
ACS, Actividades de Contruccion y Servisios, SA	38,405	2,117
Gas Natural SDG SA	30,551	1,723
Acciona SA	6,098	1,654
Abertis Infraestructuras SA	50,521	1,583
Gamesa Corporacion Tecnologica, SA	31,611	1,287
Union Fenosa SA	19,641	1,160
Acerinox SA	32,688	982
Grupo Ferrovial, SA	11,075	937
Zardoya Otis SA	23,386	726
Iberia (Linea Aerea Espana)	124,480	608
Fomento de Construc y Contra SA	7,495	606
Cintra Concesiones de Infraestructuras de Transport SA	39,315	599
Sacyr Vallehermoso SA	16,412	573
Gestevision Telecinco SA	21,075	554
Corporacion Mapfre SA	120,932	548
Indra Sistemas, SA	19,897	538
Ebro Puleva SA	20,770	427
Antena 3 Television	20,443	378
Sociedad General de Aguas de Barcelona SA	9,140	348
*Sogecable SA	9,429	341
Promotora de Informaciones SA	14,190	280
Zeltia SA	14,509	158

		111,908

Sweden (2.6%)
Telefonaktiebolaget LM Ericsson AB Class B	2,742,215	10,917
Nordea Bank AB	378,974	6,579
Hennes&Mauritz AB B Shares	88,146	5,581
Sandvik AB	180,116	3,859
TeliaSonera AB	393,997	3,550
Volvo AB B Shares	203,350	3,529
Svenska Handelsbanken AB A Shares	93,470	2,891
Skandinaviska Enskilda Banken AB A Shares	87,524	2,843
Atlas Copco AB - A Shares	132,314	2,280
Svenska Cellulosa AB-B	111,230	2,069
SKF AB - B Shares	83,880	1,763
Volvo AB A Shares	96,360	1,674
Scania AB - B Shares	64,986	1,579
Atlas Copco AB - B Shares	87,080	1,388
Skanska AB B Shares	68,268	1,355
Assa Abloy AB	58,000	1,202
SSAB Svenskt Stal AB Series A	32,389	1,194
Alfa Laval AB	18,000	1,155
Electrolux AB Series B	53,136	1,127
Swedish Match AB	52,731	1,093
Tele2 AB B Shares	48,688	1,051
Boliden AB	42,029	897
Securitas AB B Shares	67,740	891
Getinge AB B Shares	36,600	882
OMX AB	18,660	806
Husqvarna AB B Shares	58,336	752
Modern Times Group AB B Shares	8,650	559
Holmen AB	14,096	539
Castellum AB	42,028	522
Kungsleden AB	40,416	518
Fabege AB	42,030	500
Oriflame Cosmetics SA	7,807	474
D. Carnegie&Co. AB	20,700	436
Eniro AB	33,500	407
Nobia AB	36,703	354
Trelleborg AB B Shares	14,420	340
*Lundin Petroleum AB	27,000	310
Axfood AB	8,800	297
SSAB Svenskt Stal AB Series B	8,708	296
Wihlborgs Fastigheter AB	14,880	275
*SAS AB	9,375	168
Elekta AB B Shares	9,600	156
Securitas Systems AB B Shares	42,340	156
Billerud Aktiebolag	9,900	133
Hoganas AB B Shares	4,800	128
*Securitas Direct AB B Shares	42,340	124

		69,599

Switzerland (6.6%)
Nestle SA (Registered)	76,144	34,135
Novartis AG (Registered)	433,851	23,868
Roche Holdings AG	131,365	23,787
UBS AG	371,805	19,976
Credit Suisse Group (Registered)	204,965	13,623
ABB Ltd.	386,622	10,142
Zurich Financial Services AG	28,005	8,395
Cie. Financiere Richemont AG	100,522	6,648
Swiss Re (Registered)	69,296	6,162
Holcim Ltd. (Registered)	39,433	4,349
Syngenta AG	19,856	4,296
Swatch Group AG (Bearer)	6,757	2,213
Swiss Life Holding	7,030	1,821
Swisscom AG	4,755	1,806
Givaudan SA	1,430	1,319
Adecco SA (Registered)	21,369	1,262
Nobel Biocare Holding AG	4,230	1,146
Synthes, Inc.	9,291	1,040
SGS Societe Generale de Surveillance Holding SA (Registered)	864	986
Geberit AG	7,140	936
Sonova Holding AG	9,076	909
Lonza AG (Registered)	8,177	890
Sulzer AG (Registered)	601	862
*Logitech International SA	28,961	860
Kuehne&Nagel International AG	7,770	765
Swatch Group AG (Registered)	10,421	666
Clariant AG	53,931	661
PSP Swiss Property AG	11,543	613
Rieter Holding AG	1,061	576
*OC Oerlikon Corp AG	1,477	542
CIBA Specialty Chemicals AG (Registered)	10,375	528
Schindler Holding AG (Bearer Participation Certificates)	8,284	523
Straumann Holding AG	1,717	482
Kuoni Reisen Holding AG (Registered)	722	341
Kudelski SA	6,651	188
UBS AG (New York Shares)	1,482	79

		177,395

United Kingdom (22.4%)
BP PLC	3,558,327	41,160
HSBC Holdings PLC	2,223,137	41,056
Vodafone Group PLC	9,947,479	35,855
GlaxoSmithKline PLC	1,087,099	28,833
Royal Dutch Shell PLC Class B	515,451	21,150
Royal Dutch Shell PLC Class A (Amsterdam Shares)	499,582	20,582
Royal Bank of Scotland Group PLC	1,805,067	19,476
Anglo American PLC	250,163	16,758
Rio Tinto PLC	186,050	16,013
BHP Billiton PLC	429,347	15,359
Barclays PLC	1,250,368	15,200
AstraZeneca Group PLC	278,445	13,936
Tesco PLC	1,518,006	13,606
HBOS PLC	719,070	13,456
Lloyds TSB Group PLC	1,079,858	11,947
Diageo PLC	497,989	10,919
BG Group PLC	626,531	10,824
British American Tobacco PLC	294,425	10,537
BT Group PLC	1,574,756	9,880
National Grid Transco PLC	519,545	8,312
Xstrata PLC	122,066	8,106
Unilever PLC	253,200	8,016
Royal Dutch Shell PLC Class A	192,187	7,902
Aviva PLC	500,162	7,499
Prudential PLC	453,194	6,946
Reckitt Benckiser PLC	118,152	6,927
BAE Systems PLC	656,214	6,594
Imperial Tobacco Group PLC	131,438	6,010
Centrica PLC	687,309	5,341
Scottish&Southern Energy PLC	168,924	5,214
SABMiller PLC	161,275	4,585
Cadbury Schweppes PLC	374,775	4,359
Marks&Spencer Group PLC	322,811	4,060
Man Group PLC	348,841	3,952
Rolls-Royce Group PLC	329,398	3,516
Legal&General Group PLC	1,259,120	3,436
J. Sainsbury PLC	289,307	3,419
Old Mutual PLC	1,019,418	3,333
Land Securities Group PLC	93,501	3,210
British Sky Broadcasting Group PLC	213,169	3,032
Reuters Group PLC	221,428	2,916
WPP Group PLC	213,218	2,877
Reed Elsevier PLC	223,681	2,828
Imperial Chemical Industries PLC	206,986	2,744
International Power PLC	283,048	2,613
United Utilities PLC	177,709	2,541
British Land Co., PLC	106,160	2,540
Standard Life PLC	424,497	2,502
Pearson PLC	161,505	2,499
Experian Group Ltd.	204,539	2,157
British Energy Group PLC	197,514	2,146
Wolseley PLC	125,488	2,119
Compass Group PLC	335,367	2,068
Royal&Sun Alliance Insurance Group PLC	646,591	2,046
Scottish&Newcastle PLC	162,130	2,024
Invesco PLC	147,600	1,994
Smith&Nephew PLC	159,857	1,951
Next PLC	46,421	1,861
Capita Group PLC	123,474	1,826
Kingfisher PLC	488,486	1,787
ITV PLC	803,029	1,686
Carnival PLC	34,933	1,666
3i Group PLC	80,716	1,648
Smiths Group PLC	74,567	1,631
Resolution PLC	112,222	1,563
Cable and Wireless PLC	385,426	1,447
Hammerson PLC	59,285	1,414
Severn Trent PLC	48,581	1,395
Friends Provident PLC	388,612	1,364
Rentokil Initial PLC	393,383	1,342
Yell Group PLC	153,015	1,341
Liberty International PLC	55,835	1,301
Burberry Group PLC	93,784	1,256
Johnson Matthey PLC	36,754	1,252
Taylor Wimpey PLC	221,676	1,252
Persimmon PLC	61,506	1,207
ICAP PLC	111,919	1,203
Home Retail Group	157,759	1,198
Enterprise Inns PLC	98,158	1,186
The Sage Group PLC	226,148	1,151
Punch Taverns PLC	56,892	1,142
Rexam PLC	101,570	1,141
DSG International PLC	397,164	1,093
Kelda Group PLC	61,334	1,080
Bunzl PLC	72,719	1,033
Whitbread PLC	31,032	1,031
GKN PLC	141,441	1,023
Ladbrokes PLC	107,378	947
Segro PLC	92,415	940
William Hill PLC	69,674	915
Tomkins PLC	195,345	907
Mitchells&Butlers PLC	71,678	898
EMAP PLC	49,271	885
InterContinental Hotels Group PLC	44,332	879
FirstGroup PLC	62,602	876
Investec PLC	83,549	876
London Stock Exchange PLC	25,992	874
Cobham PLC	219,004	868
LogicaCMG PLC	274,766	848
Balfour Beatty PLC	87,009	843
ARM Holdings PLC	262,964	826
*British Airways PLC	105,154	822
Meggitt PLC	126,435	818
Daily Mail and General Trust PLC	62,559	805
United Business Media PLC	56,591	800
*Invensys PLC	126,084	796
Hays PLC	283,327	768
Barratt Developments PLC	49,618	759
Schroders PLC	26,441	747
Inchcape PLC	86,828	746
Travis Perkins PLC	23,530	742
*Charter PLC	30,599	740
IMI PLC	66,862	726
Group 4 Securicor PLC	174,386	718
Kesa Electricals PLC	125,599	708
Amec PLC	46,300	697
Signet Group PLC	380,718	651
Tate&Lyle PLC	77,612	637
Electrocomponents PLC	117,718	608
Cattles PLC	84,486	603
National Express Group PLC	23,846	601
Serco Group PLC	70,937	600
Trinity Mirror PLC	70,887	596
Great Portland Estates PLC	47,484	580
Close Brothers Group PLC	34,546	573
Mondi PLC	59,904	570
Cookson Group PLC	34,817	544
Stagecoach Group PLC	101,299	469
Intertek Testing Services PLC	23,736	458
BP PLC ADR	6,270	435
BBA Aviation PLC	93,178	433
Arriva PLC	27,388	432
Tullett Prebon PLC	47,667	420
Aegis Group PLC	163,355	418
*The Berkeley Group Holdings PLC	13,604	398
De La Rue PLC Group	26,199	390
Bellway PLC	18,332	386
Biffa PLC	81,669	369
*TUI Travel PLC	70,436	363
Aggreko PLC	29,981	354
Premier Farnell PLC	106,118	343
Michael Page International PLC	40,236	340
Rank Group PLC	100,272	330
Carphone Warehouse PLC	46,278	330
FKI PLC	167,015	310
*CSR PLC	23,258	307
*Thomas Cook Group PLC	51,745	295
*PartyGaming PLC	519,128	291
Bovis Homes Group PLC	21,511	287
Misys PLC	59,036	269
The Davis Service Group PLC	20,506	225
SSL International PLC	20,805	181
*Galiform PLC	64,913	146
WPP Group PLC ADR	2,004	135
EMI Group PLC	3,114	17

		600,869

Total Common Stocks
(Cost $1,832,690)		2,682,260

Temporary Cash Investment (0.1%)

1 Vanguard Market Liquidity Fund, 5.153%
(Cost $3,622)	3,621,524	3,622

Total Investment (100.1%)
(Cost $1,836,312)		2,685,882

Other Assets and Liabilities—Net (-0.1%)		(3,945)

Net Assets (100%)		2,681,937

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2007, the cost of investment securities for tax purposes was $1,836,312,000. Net unrealized appreciation of investment securities for tax purposes was $849,570,000, consisting of unrealized gains of $875,964,000 on securities that had risen in value since their purchase and $26,394,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 14, 2007

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 14, 2007

*By Power of Attorney, Filed on August 22, 2007, See File Number 333-145624. Incorporated by Reference.